TOUCHSTONE VARIABLE SERIES TRUST

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2002
                                                                     (unaudited)

     o    TOUCHSTONE INTERNATIONAL EQUITY

     o    TOUCHSTONE EMERGING GROWTH

     o    TOUCHSTONE SMALL CAP VALUE

     o    TOUCHSTONE GROWTH/VALUE

     o    TOUCHSTONE LARGE CAP GROWTH

     o    TOUCHSTONE ENHANCED 30

     o    TOUCHSTONE VALUE PLUS

     o    TOUCHSTONE GROWTH & INCOME

     o    TOUCHSTONE BALANCED

     o    TOUCHSTONE HIGH YIELD

     o    TOUCHSTONE BOND

     o    TOUCHSTONE STANDBY INCOME

     o    TOUCHSTONE MONEY MARKET

LOGO
    TOUCHSTONE
    ----------------------------------------------------------------------------
                                                                            GOLD
                                                                        VARIABLE
                                                                         ANNUITY

This is one part of a two part report.

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

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Emerging Growth, Touchstone Growth/Value, Touchstone Large Cap Growth, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income, and Touchstone Money Market. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder . Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

  * A registered broker-dealer and member of the NASD and SIPC.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Investor:

It is our privilege to provide you with this update on the investment activity and performance of the Touchstone Variable Series Trust for the six months ended June 30, 2002.

Looking Back

The first six  months  of 2002  challenged  investors.  On-going  concerns  over accounting scandals, profit woes, and terrorism fostered equity market volatility and eroded consumer confidence, clouding the near-term investment environment. Still the Federal Reserve Board, seeing economic activity continue to increase, judged the fundamentals of the economy to be sound overall. Pending more certainty of the strength of the economic rebound however, they elected to maintain the status quo on interest rates.

The Value of Professional Management

Time-tested managers who bring resources, experience, and expertise to bear on your behalf are a considerable advantage in weathering the current climate. That is why to assist you in attaining your objectives, we strive to provide outstanding long-term professional investment management in the funds offered in the Touchstone Variable Series Trust. You benefit from access to world-class independent firms that we believe to be emerging leaders possessing the models, methods, and management teams to recognize and capitalize on opportunities.

Two highly regarded sub-advisors are newly available to you in the Touchstone Variable Series Trust. Welcomed in the first half of 2002 were Ark Asset Management Co., Inc. and Bank of Ireland Asset Management (U.S.) Ltd.:

s Ark Asset Management sub-advises the Touchstone Small Cap Value Fund. Ark is an independent investment advisor established in 1989. Originally founded in 1929 as Lehman Management Co., Ark provides investment management services to institutional investors, including corporations, public retirement plans, insurance companies, endowments and foundations. Based in New York City, Ark manages approximately $10 billion in assets.

s Bank of Ireland Asset Management (U.S.) sub-advises the Touchstone International Equity Fund. Dublin-based Bank of Ireland Asset Management
     (BIAM) is the worldwide investment management arm of the Bank of Ireland Group. Established in 1966, it manages global securities for institutions and pension funds. BIAM (U.S.) was established in 1987 to provide investment management services to North American investors. It manages approximately $25 billion in assets.

Looking Ahead

Over the decades, time in the market has proven to be key to long-term investment strategy. It is important to keep the current environment in perspective and to consider the long-term composition and performance of your portfolio. As you do so, focus on the fundamentals: maintaining a diverse portfolio; investing regularly; and achieving individual financial goals.

Going forward, know that your Touchstone Variable Series Trust managers remain steadfastly focused on positioning your fund for success. We endeavor to offer a long-term, disciplined approach to investment management that is well suited to helping you attain your goals.

Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence. We look forward to strengthening relationships and serving your financial needs in the years ahead.

Best regards,


/s/ Jill T. McGruder

Jill T. McGruder
President and Chief Executive Officer

For a prospectus containing more complete information on the Touchstone Variable Series Trust, including charges and expenses, please call 800.669.2796. Please read the prospectus carefully before investing or sending money. Fund availability varies by product.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 99.3%
AUSTRALIA - 3.5%
    16,200    Brambles Industries Ltd.                             $     85,854
    28,500    Fosters Brewing Group*                                     75,520
     6,850    National Australia Bank*                                  136,134
    13,742    News Corporation NPV*                                      74,679
    14,850    Westpac Banking*                                          135,389
--------------------------------------------------------------------------------
                                                                        507,576
--------------------------------------------------------------------------------
FINLAND - 0.7%
     6,876    Nokia OYJ*                                                100,639
--------------------------------------------------------------------------------
FRANCE - 9.7%
     6,850    Alcatel                                                    47,626
     6,000    Aventis SA*                                               425,162
    11,250    AXA*                                                      205,766
     1,474    Lafarge SA*                                               147,028
     3,142    TotalFinaElf SA*                                          510,140
     2,894    Vivendi Universal SA*                                      62,536
--------------------------------------------------------------------------------
                                                                      1,398,258
--------------------------------------------------------------------------------
GERMANY - 6.6%
       668    Allianz AG*                                               133,791
     6,094    Bayer AG*                                                 193,192
     6,100    Bayerische Motoren Werke AG                               251,517
     6,371    E. On AG*                                                 371,228
--------------------------------------------------------------------------------
                                                                        949,728
--------------------------------------------------------------------------------
GREAT BRITAIN - 29.0%
     6,050    3I Group Plc*                                              62,802
     3,050    AstraZeneca Group Plc                                     126,038
    51,706    Barclays Plc*                                             435,061
     5,940    Boots Plc                                                  59,080
    26,054    BP Plc*                                                   218,626
    11,050    British American Tobacco*                                 118,326
    20,257    Cadbury Schweppes Plc*                                    151,996
    22,650    Compass Group Plc*                                        137,066
    27,463    Diageo Plc*                                               356,244
    19,794    GlaxoSmithkline Plc*                                      428,140
    23,100    Hilton Group Plc*                                          80,106
    17,475    HSBC Holdings Plc*                                        200,844
    38,110    Lloyds TSB Group Plc                                      379,044
    20,170    Prudential Plc                                            184,471
     7,061    Reuters Group Plc                                          37,402
     3,750    RMC Group Plc*                                             37,469
    49,049    Shell Transport & Trading                                 370,462
     4,300    Smiths Industries Plc                                      55,877
    32,080    Tesco Plc*                                                116,748
    30,598    Unilever Plc                                              280,075
   165,680    Vodafone Group Plc*                                       227,291
     3,980    Wolseley Plc*                                              40,283
    10,000    WPP Group Plc*                                             84,446
--------------------------------------------------------------------------------
                                                                      4,187,897
--------------------------------------------------------------------------------
HONG KONG - 2.4%
    17,000    Cheung Kong Holdings*                                     141,667
   526,000    Petrochina*                                               111,944
    13,000    Sun Hung Kai Properties*                                   98,750
--------------------------------------------------------------------------------
                                                                        352,361
--------------------------------------------------------------------------------
ITALY - 3.6%
    19,401    Eni SPA*                                                  308,483
    26,631    Telecom Italia SPA                                        208,565
--------------------------------------------------------------------------------
                                                                        517,048
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

JAPAN - 13.4%
     1,280    Acom                                                 $     87,462
    11,000    Canon*                                                    415,735
     5,000    Fuji Photo Film                                           161,438
    24,000    Hitachi*                                                  155,181
     4,300    Honda Motor*                                              174,353
     1,900    Hoya*                                                     138,228
     1,100    Nintendo*                                                 161,981
        49    NTT Docomo*                                               120,599
       600    Rohm Company                                               89,555
       900    SMC*                                                      106,399
     1,800    Sony                                                       95,061
     5,000    Takedo Chemical Industries*                               219,423
--------------------------------------------------------------------------------
                                                                      1,925,415
--------------------------------------------------------------------------------
NETHERLANDS - 12.7%
    14,438    ABN Amro Holdings*                                        262,222
     3,200    Fortis*                                                    68,200
     2,300    Heineken NV*                                              100,945
    20,090    ING Groep NV*                                             515,863
    12,082    Koninklijke Ahold NV*                                     254,155
    11,277    Philips Electronics NV*                                   314,848
    10,750    Reed Elsevier NV*                                         146,510
     4,250    Tnt Post Group NV*                                         95,992
     2,404    VNU NV                                                     66,810
--------------------------------------------------------------------------------
                                                                       1,825,545
--------------------------------------------------------------------------------
PORTUGAL - 0.3%
    20,100    Electricidade De Portugal*                                 38,907
--------------------------------------------------------------------------------
SOUTH KOREA - 1.8%
     1,840    Kookmin Bank ADR                                           90,436
     2,200    Posco ADR                                                  59,994
       810    Samsung Electronics, 144A, GDR                            111,213
--------------------------------------------------------------------------------
                                                                        261,643
--------------------------------------------------------------------------------
SPAIN - 3.1%
    31,294    Banco Santander Central Hispano*                          248,484
    22,937    Telefonica*                                               192,547
--------------------------------------------------------------------------------
                                                                        441,031
--------------------------------------------------------------------------------
SWITZERLAND - 12.5%
     2,192    Nestle SA*                                                511,069
     6,729    Novartis AG*                                              295,916
     3,086    Roche Holding AG*                                         233,270
     4,227    Swiss Reinsurance*                                        413,242
     6,969    UBS AG - Registered*                                      350,487
--------------------------------------------------------------------------------
                                                                      1,803,984
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $14,798,698)                                                 $ 14,310,032
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.3%
(COST $14,798,698) (a)                                             $ 14,310,032
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                            100,281
NET ASSETS - 100.0%                                                $ 14,410,313
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $15,714,675, resulting in gross unrealized appreciation and depreciation of $429,430 and $1,842,460, respectively, and net unrealized depreciation of $1,413,030.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2002, this security was valued at $111,213 or 0.77% of net assets.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying notes to financial statements.

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Schedule of Investments continued

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of June 30, 2002 was as follows:

    Industry                                     Percentage
     Sector                                      Net Assets
Banking                                               15.9%
Pharmaceuticals                                       12.0%
Oil & Gas                                             10.6%
Insurance                                             10.1%
Beverages, Food & Tobacco                              9.6%
Telephone Systems                                      6.1%
Retailers                                              5.0%
Electronics                                            4.7%
Media - Broadcasting & Publishing                      3.8%
Industrial - Diversified                               3.0%
Automotive                                             2.9%
Electric Utilities                                     2.6%
Food Retailers                                         2.6%
Restaurants                                            2.5%
Real Estate                                            1.7%
Financial Services                                     1.0%
Electrical Equipment                                   0.9%
Transportation                                         0.7%
Commercial Services                                    0.6%
Communications                                         0.6%
Entertainment & Leisure                                0.6%
Building Materials                                     0.6%
Metals                                                 0.4%
Cosmetics & Personal Care                              0.4%
Aerospace & Defense                                    0.4%
Other assets in excess of liabilities                  0.7%
-----------------------------------------------------------
                                                     100.0%
-----------------------------------------------------------

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 94.6%
AIRLINES - 3.6%
    20,300    Atlantic Coast Airlines Holdings*                    $    440,510
    18,100    Expressjet holdings*                                      236,205
    20,400    Skywest                                                   477,156
--------------------------------------------------------------------------------
                                                                      1,153,871
--------------------------------------------------------------------------------
BANKING - 11.6%
     2,900    Banknorth Group                                            75,458
    25,800    East West Bancorp                                         890,616
    22,600    Greater Bay Bancorp                                       695,176
    16,700    Silicon Valley Bancshares*                                440,212
    24,000    Southwest Bancorp of Texas*                               869,280
    16,200    UCBH Holdings                                             615,762
     2,450    Valley National Bancorp                                    68,110
--------------------------------------------------------------------------------
                                                                      3,654,614
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 0.4%
     7,600    Hain Celestial Group*                                     140,600
--------------------------------------------------------------------------------
CHEMICALS - 0.5%
     8,900    Agrium                                                     83,660
     1,400    Minerals Technologies Inc.                                 69,048
--------------------------------------------------------------------------------
                                                                        152,708
--------------------------------------------------------------------------------
COAL - 1.7%
    23,500    Arch Coal                                                 533,685
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 18.0%
    15,000    Adminstaff*                                               150,000
     2,800    Anixter International*                                     65,072
    19,100    Armor Holdings*                                           487,050
    30,000    Career Education*                                       1,349,999
     3,100    Convergys                                                  60,388
    16,100    CV Therapeutics*                                          299,782
    21,000    DeVry*                                                    479,640
    26,200    NDCHealth                                                 730,980
     7,500    PerkinElmer                                                82,875
    30,100    Quintiles Transnational*                                  375,949
    14,900    Stericycle*                                               527,609
    17,100    Sylvan Learning Systems*                                  340,974
    23,300    Waste Connections*                                        727,892
--------------------------------------------------------------------------------
                                                                      5,678,210
--------------------------------------------------------------------------------
COMMUNICATIONS - 1.4%
    22,300    Advanced Fibre Communication*                             368,842
    23,700    Agere Systems - Class A*                                   33,180
    12,300    Charter Communications*                                    50,184
--------------------------------------------------------------------------------
                                                                        452,206
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING - 4.9%
     7,300    Aspen Technology, Inc.*                                    60,882
    37,500    Borland Software*                                         386,250
     4,500    Macromedia*                                                39,915
     3,800    Network Associates*                                        73,226
    25,000    Precise Software Solutions*                               238,750
     9,500    Renaissance Learning*                                     192,090
    16,400    THQ*                                                      489,048
     6,800    Unisys Corp.*                                              61,200
--------------------------------------------------------------------------------
                                                                      1,541,361
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

COMPUTERS & INFORMATION - 0.5%
    12,200    Maxtor*                                              $     55,144
    10,600    Symbol Technologies                                        90,100
--------------------------------------------------------------------------------
                                                                        145,244
--------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE - 0.3%
     2,700    Estee Lauder                                               95,040
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.4%
    30,500    Therma-Wave*                                              347,395
    16,700    Wilson Greatbatch Technologies*                           425,516
--------------------------------------------------------------------------------
                                                                        772,911
--------------------------------------------------------------------------------
ELECTRONICS - 2.9%
     3,200    Arrow Electronics*                                         66,400
     7,100    LSI Logic*                                                 62,125
     3,600    National Semiconductor*                                   105,012
    10,300    Power Integrations*                                       184,360
     4,000    Tektronix*                                                 74,840
     4,500    Teledyne Technologies*                                     92,745
     7,100    Varian Semiconductor*                                     240,903
     4,500    Vishay Intertechnology*                                    99,000
--------------------------------------------------------------------------------
                                                                        925,385
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - 2.3%
    16,300    CEC Entertainment*                                        673,190
     5,700    Metro-Goldwyn-Mayer*                                       69,597
--------------------------------------------------------------------------------
                                                                        742,787
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.9%
     2,400    Countrywide Credit Industries                             115,800
    19,000    Freemarkets*                                              268,470
     1,500    Legg Mason                                                 73,815
     7,200    RenaissanceRe Holdings Ltd.                               263,520
    17,300    Seacor Smit*                                              819,155
--------------------------------------------------------------------------------
                                                                      1,540,760
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS - 8.6%
    29,200    Alliance Imaging*                                         394,200
    17,400    Cross Country*                                            657,720
     3,100    Health Net                                                 82,987
    23,900    Manor Care*                                               549,700
    21,100    RehabCare Group*                                          507,033
    33,700    Select Medical*                                           527,742
--------------------------------------------------------------------------------
                                                                      2,719,382
--------------------------------------------------------------------------------
HEAVY MACHINERY - 4.2%
     2,000    Cummins                                                    66,200
     4,700    Pall                                                       97,525
     1,300    Pentair                                                    62,504
     2,800    Phelps Dodge                                              115,360
    42,300    W-H Energy Services*                                      937,368
     1,900    York International                                         64,201
--------------------------------------------------------------------------------
                                                                      1,343,158
--------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED - 1.2%
    15,100    Brooks Automation*                                        385,956
--------------------------------------------------------------------------------
INSURANCE - 3.5%
    17,600    Converium Holding ADR*                                    453,200
    12,800    Philadelphia Consolidated Holding*                        580,352
     4,800    Phoenix Companies*                                         88,080
--------------------------------------------------------------------------------
                                                                      1,121,632
--------------------------------------------------------------------------------
LODGING - 0.7%
    14,000    Extended Stay America*                                    227,080
--------------------------------------------------------------------------------

Schedule of Investments continued
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - Continued
MEDIA - BROADCASTING & PUBLISHING - 3.8%
     3,200    Belo                                                 $     72,352
    45,500    Entravision
              Communications, Class A*                                  557,375
     3,150    Harte-Hanks                                                64,733
    15,600    Information Holdings*                                     380,640
     1,800    Meredith                                                   69,030
     2,700    Readers Digest
              Association - Class A                                      50,571
--------------------------------------------------------------------------------
                                                                      1,194,701
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.6%
    16,700    Albany Molecular Research*                                353,038
    57,600    PSS World Medical*                                        466,560
     3,300    Teradyne*                                                  77,550
    11,700    Wright Medical Group*                                     235,872
--------------------------------------------------------------------------------
                                                                      1,133,020
--------------------------------------------------------------------------------
METALS - 0.4%
     6,200    AK Steel Holding Corp.                                     79,422
     4,300    Commscope Inc.*                                            53,750
--------------------------------------------------------------------------------
                                                                        133,172
--------------------------------------------------------------------------------
OIL & GAS - 6.1%
    71,800    Chesapeake Energy*                                        516,960
     2,100    Cooper Cameron*                                           101,682
     2,100    Devon Energy                                              103,488
     3,000    Ensco International                                        81,780
    13,900    Helmerich & Payne                                         496,508
     5,500    Pride International*                                       86,130
    54,000    Superior Energy Services*                                 548,100
--------------------------------------------------------------------------------
                                                                      1,934,648
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

PHARMACEUTICALS - 1.5%
    32,100    Celgene*                                             $    491,130
--------------------------------------------------------------------------------
RESTAURANTS - 0.8%
     8,500    P.F. Chang's China Bistro*                                267,070
--------------------------------------------------------------------------------
RETAILERS - 4.6%
     3,800    American Eagle                                             80,332
    18,400    Cost Plus*                                                560,446
     5,000    J.C. Penny Company                                        110,100
     2,000    RadioShack                                                 60,120
     2,600    Talbots                                                    91,000
    18,400    Williams-Sonoma*                                          564,144
--------------------------------------------------------------------------------
                                                                      1,466,142
--------------------------------------------------------------------------------
TRANSPORTATION - 0.2%
     3,100    Alexander & Baldwin                                        79,143
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $27,186,468)                                                 $ 30,025,616
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 94.6%
(COST $27,186,468) (a)                                             $ 30,025,616
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%                          1,698,716
NET ASSETS - 100.0%                                                $ 31,724,332
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $27,189,758, resulting in gross unrealized appreciation and depreciation of $5,610,393 and $2,774,535, respectively, and net unrealized appreciation of $2,835,858.
ADR - American Depository Receipt

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 97.6%
AUTOS & TRANSPORTATION - 5.4%
     1,400    BorgWarner, Inc.                                     $     80,864
     6,200    Cooper Tire & Rubber                                      127,410
    12,800    Tower Automotive*                                         178,560
     3,900    U.S. Freightways                                          147,693
--------------------------------------------------------------------------------
                                                                        534,527
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.3%
    13,100    Callaway Golf                                             207,504
     2,900    CBRL Group                                                 88,508
     4,600    CEC Entertainment*                                        189,980
     3,400    Furniture Brands International*                           102,850
     8,900    GTECH Holdings*                                           227,306
     2,400    Jack In The Box*                                           76,320
     9,700    Pier 1 Imports                                            201,275
     6,500    Rare Hospitality International*                           174,980
    14,400    Tetra Tech*                                               211,680
     2,800    Valassis Comm*                                            102,200
     9,600    Wolverine World Wide, Inc.                                167,520
     4,000    Zale Corporation*                                         146,400
--------------------------------------------------------------------------------
                                                                      1,896,523
--------------------------------------------------------------------------------
CONSUMER STAPLES - 6.9%
     4,700    Church & Dwight Co., Inc.                                 147,251
     4,900    Constellation Brands, Class A*                            156,800
     2,700    Dean Foods*                                               100,710
     6,100    Ralcorp Holdings*                                         190,625
     2,300    Robert Mondavi, Class A*                                   78,729
--------------------------------------------------------------------------------
                                                                        674,115
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 19.7%
     5,600    Astoria Financial                                         179,480
     1,900    City National                                             102,125
     4,180    Fidelity National Financial                               132,088
     1,700    Financial Federal*                                         57,035
     7,800    First American Financial                                  175,890
     3,600    GATX                                                      108,360
     8,100    HCC Insurance Holdings                                    213,435
     6,100    Hudson United Bancorp                                     174,216
     9,600    Indymac Mortgage Holdings                                 217,727
     7,200    NCO Group*                                                156,816
       900    Old Republic International                                 28,350
     3,900    PMI Group                                                 148,980
     5,200    Roslyn Bancorp                                            113,516
     5,400    Washington Federal                                        136,404
--------------------------------------------------------------------------------
                                                                      1,944,422
--------------------------------------------------------------------------------
HEALTH CARE - 12.1%
     4,300    Albany Molecular Research*                                 90,902
     1,200    Covance*                                                   22,500
     2,800    Dentsply International                                    103,348
     2,700    Henry Schein*                                             120,150
     3,300    Mentor                                                    121,140
     2,700    Mid Atlantic Medical Services*                             84,645
    12,300    Orthodontic Centers of America                            282,162
     5,600    Owens & Minor, Inc.                                       110,656
     8,300    Renal Care Group*                                         258,545
--------------------------------------------------------------------------------
                                                                      1,194,048
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

MATERIALS & PROCESSING - 7.4%
     4,800    Cytec Industries* $150,912
     7,500    Dycom Industries*                                          87,675
     2,300    Jacobs Engineering Group*                                  79,994
     6,100    Owens-Illinois, Inc.*                                      83,814
    12,000    Quanta Services*                                          118,440
     6,800    Shaw Group*                                               208,760
--------------------------------------------------------------------------------
                                                                        729,595
--------------------------------------------------------------------------------
OTHER ENERGY - 4.5%
     4,700    Helmerich & Payne                                         167,884
     2,500    Seacor Smit*                                              118,375
    19,700    Tesoro Petroleum*                                         152,675
--------------------------------------------------------------------------------
                                                                        438,934
--------------------------------------------------------------------------------
PRODUCER DURABLES - 5.8%
     5,800    Andrew Corporation*                                        83,114
     1,500    Beazer Homes U.S.A.*                                      120,000
    11,400    Cable Design
              Technologies Corporation*                                 122,550
     2,300    Pentair                                                   110,584
     6,900    Photronics*                                               130,686
--------------------------------------------------------------------------------
                                                                        566,934
--------------------------------------------------------------------------------
TECHNOLOGY - 12.5%
     6,900    Acxiom*                                                   120,681
     5,400    Adtran*                                                   102,595
    11,700    Advanced Digital Information*                              98,631
     4,700    American Management Systems, Inc.                          89,817
     6,600    Anixter International*                                    153,384
    11,700    Autodesk, Inc.                                            155,025
     1,100    Black Box*                                                 44,803
     6,100    Eletronics For Imaging*                                    97,051
     5,900    Hyperion Solutions*                                       107,600
     9,300    Pioneer Standard Electronics                               96,627
     5,700    Reynolds & Reynolds
              Company (The) - Class A                                   159,315
--------------------------------------------------------------------------------
                                                                      1,225,529
--------------------------------------------------------------------------------
UTILITIES - 4.0%
     7,800    Allete                                                    211,380
     3,800    PNM Resources                                              91,960
     3,600    WGL Holdings                                               93,600
--------------------------------------------------------------------------------
                                                                        396,940
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $10,553,347)                                                 $  9,601,567
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.6%
(COST $10,553,347) (a)                                             $  9,601,567
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%                            235,164
NET ASSETS - 100.0%                                                $  9,836,731
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $10,553,347, resulting in gross unrealized appreciation and depreciation of $98,937 and $1,050,717, respectively, and net unrealized depreciation of $951,780.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 6.9%
     1,200    General Dynamics                                     $    127,620
     1,200    L-3 Communications
              Holdings, Inc.*                                            64,800
     2,050    Lockheed Martin                                           142,475
--------------------------------------------------------------------------------
                                                                        334,895
--------------------------------------------------------------------------------
BANKING - 8.9%
     4,300    Banc One                                                  165,464
     3,000    Citigroup                                                 116,250
     3,000    Wells Fargo                                               150,180
--------------------------------------------------------------------------------
                                                                        431,894
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.3%
     2,200    Amgen*                                                     92,136
     3,100    Genentech*                                                103,850
     3,100    Genzyme*                                                   59,644
--------------------------------------------------------------------------------
                                                                        255,630
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.7%
     3,400    Fedex                                                     181,560
--------------------------------------------------------------------------------
COMMUNICATIONS - 0.7%
     2,200    Nokia OYJ ADR                                              31,856
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING - 13.8%
     2,600    Automatic Data Processing                                 113,230
     3,600    Fiserv*                                                   132,156
     2,900    Microsoft*                                                156,948
    11,700    Oracle*                                                   110,799
     4,850    PeopleSoft*                                                72,168
     4,500    Veritas Software*                                          89,055
--------------------------------------------------------------------------------
                                                                        674,356
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 6.6%
     4,000    Brocade Communications Systems*                            69,920
     7,300    Cisco Systems*                                            101,835
    10,500    EMC*                                                       79,275
    14,000    Sun Microsystems*                                          70,140
--------------------------------------------------------------------------------
                                                                        321,170
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.8%
     6,100    Applied Materials*                                        116,022
     3,400    Novellus Systems*                                         115,600
     2,100    Teradyne*                                                  49,350
--------------------------------------------------------------------------------
                                                                        280,972
--------------------------------------------------------------------------------
ELECTRONICS - 8.2%
     4,000    Analog Devices*                                           118,800
     4,100    Broadcom, Class A*                                         71,914
     5,600    Intel                                                     102,312
     4,550    Texas Instruments                                         107,835
--------------------------------------------------------------------------------
                                                                        400,861
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

FINANCIAL SERVICES - 5.1%
     1,700    Goldman Sachs Group                                  $    124,695
     3,000    Merrill Lynch                                             121,500
--------------------------------------------------------------------------------
                                                                        246,195
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS - 3.3%
     8,000     Health Management
               Associates, Class A*                                     161,200
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - 13.3%
     3,800    Applera                                                    74,062
     5,000    Biomet                                                    135,600
     3,150    Invitrogen Corp.*                                         100,832
     2,000    Millipore                                                  63,960
     2,000    Quest Diagnostics*                                        172,100
     3,700    Waters*                                                    98,790
--------------------------------------------------------------------------------
                                                                        645,344
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.3%
     4,100    Biovail*                                                  118,736
     3,025    IDEC Pharmaceuticals*                                     107,236
     3,100    MedImmune*                                                 81,840
--------------------------------------------------------------------------------
                                                                        307,812
--------------------------------------------------------------------------------
RESTAURANTS - 2.3%
     3,500    Brinker International*                                    111,125
--------------------------------------------------------------------------------
RETAILERS - 8.8%
     4,200    Home Depot                                                154,266
     4,200    Target                                                    155,988
     3,000    Walgreens                                                 115,890
--------------------------------------------------------------------------------
                                                                        426,144
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $6,667,892)                                                  $  4,811,014
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.0%
(COST $6,667,892) (a)                                              $  4,811,014
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                             50,743
NET ASSETS - 100.0%                                                $  4,861,757
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $6,667,892, resulting in gross unrealized appreciation and depreciation of $115,174 and $1,972,052, respectively, and net unrealized depreciation of $1,856,878.
ADR - American Depository Receipt

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 91.3%
CONSUMER DISCRETIONARY - 19.1%
     5,700    Bed Bath & Beyond*                                   $    215,118
     2,600    Best Buy Company*                                          94,380
     2,600    Harley-Davidson                                           133,302
     3,000    Home Depot                                                110,190
     1,500    KOHLS*                                                    105,120
     5,000    Lowes Companys'                                           227,000
     5,500    Univision Communications*                                 172,700
     3,900    Viacom, Inc. - Class A*                                   173,355
     2,700    Wal-Mart Stores, Inc.                                     148,527
--------------------------------------------------------------------------------
                                                                      1,379,692
--------------------------------------------------------------------------------
CONSUMER STAPLES - 8.5%
     3,550    Colgate-Palmolive                                         177,678
     4,200    PepsiCo                                                   202,440
     6,100    Walgreen Company                                          235,643
--------------------------------------------------------------------------------
                                                                        615,761
--------------------------------------------------------------------------------
ENERGY - 2.1%
     4,400    BJ Services*                                              149,072
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 12.3%
     4,000    Citigroup                                                 155,000
     4,000    Federal Home Loan
              Mortgage Corporation                                      244,800
     2,200    Goldman Sachs Group                                       161,370
     4,700    SEI Investments                                           132,399
     2,000    SLM Corp.                                                 193,800
--------------------------------------------------------------------------------
                                                                        887,369
--------------------------------------------------------------------------------
HEALTH CARE - 18.5%
     4,000    Amgen*                                                    167,520
     3,800    Cardinal Health, Inc.                                     233,358
     7,100    Caremark Rx*                                              117,150
     3,000    Johnson & Johnson                                         156,780
     5,650    King Pharmaceuticals*                                     125,713
     2,400    Laboratory Corp.
              of America Holdings*                                      109,560
     4,500    Medtronic                                                 192,825
     6,700    Pfizer                                                    234,500
--------------------------------------------------------------------------------
                                                                      1,337,406
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

INDUSTRIAL - 10.8%
     3,600    Apollo Group, Class A*                               $    141,876
     3,750    BISYS Group*                                              124,875
     8,400    Concord EFS*                                              253,176
     9,000    General Electric                                          261,450
--------------------------------------------------------------------------------
                                                                        781,377
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 20.0%
     7,200    Analog Devices*                                           213,840
     5,200    Brocade Communications Systems*                            90,896
    20,000    Cisco Systems*                                            278,999
    10,000    Intel                                                     182,700
    10,600    LSI Logic Corp.*                                           92,750
     4,500    Microsoft*                                                243,540
     1,500    Qlogic*                                                    57,150
     7,500    SunGard Data Systems*                                     198,600
     4,500    Veritas Software*                                          89,055
--------------------------------------------------------------------------------
                                                                      1,447,530
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $7,863,386)                                                  $  6,598,207
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 91.3%
(COST $7,863,386) (a)                                              $  6,598,207
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%                            632,623
NET ASSETS - 100.0%                                                $  7,230,830
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $7,241,259, resulting in gross unrealized appreciation and depreciation of $245,318 and $1,520,926, respectively, and net unrealized depreciation of $1,275,608.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 8.2%
     8,900    Boeing                                               $    400,500
    11,400    Honeywell International                                   401,622
--------------------------------------------------------------------------------
                                                                        802,122
--------------------------------------------------------------------------------
BANKING - 6.9%
     5,700    Bank of America                                           401,052
     7,166    Citigroup                                                 277,683
--------------------------------------------------------------------------------
                                                                        678,735
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 10.6%
     6,900    Coca-Cola                                                 386,400
    13,100    McDonald's                                                372,695
     6,300    Philip Morris Companies, Inc.                             275,184
--------------------------------------------------------------------------------
                                                                      1,034,279
--------------------------------------------------------------------------------
CHEMICALS - 4.2%
     9,200    Du Pont (E.I.) De Nemours                                 408,480
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING - 7.0%
     8,000    Computer Sciences*                                        382,400
     5,500    Microsoft*                                                297,660
--------------------------------------------------------------------------------
                                                                        680,060
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 7.6%
    19,400    Cisco Systems*                                            270,630
    15,900    Hewlett-Packard                                           242,952
     3,200    International Business Machines                           230,400
--------------------------------------------------------------------------------
                                                                        743,982
--------------------------------------------------------------------------------
ELECTRONICS - 2.1%
    11,000    Intel                                                     200,970
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - 3.2%
    16,500    Walt Disney Company (The)                                 311,850
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 7.0%
     9,530    American Express                                          346,129
     9,939    J.P. Morgan Chase & Co.                                   337,131
--------------------------------------------------------------------------------
                                                                        683,260
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.2%
     6,600    Kimberly-Clark                                            409,200
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

INDUSTRIAL - DIVERSIFIED - 10.6%
     9,300    General Electric                                     $    270,165
     3,300    Minnesota Mining
              & Manufacturing (3M)                                      405,900
     5,500    United Technologies                                       373,450
--------------------------------------------------------------------------------
                                                                      1,049,515
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.2%
     6,000    Johnson & Johnson                                         313,560
--------------------------------------------------------------------------------
OIL & GAS - 6.7%
    13,200    El Paso                                                   272,052
     9,296    Exxon Mobil                                               380,392
--------------------------------------------------------------------------------
                                                                        652,444
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.1%
     5,400    Merck                                                     273,456
     9,200    Pfizer                                                    322,000
--------------------------------------------------------------------------------
                                                                        595,456
--------------------------------------------------------------------------------
REAL ESTATE - 3.1%
     9,900    Equity Office Properties REIT                             297,990
--------------------------------------------------------------------------------
RETAILERS - 6.2%
     7,300    Home Depot                                                268,129
     6,100    Wal-Mart Stores, Inc.                                     335,561
--------------------------------------------------------------------------------
                                                                        603,690
--------------------------------------------------------------------------------
TELEPHONE SYSTEMS - 2.8%
     9,000    SBC Communications                                        274,500
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,494,598)                                                 $  9,740,093
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%
(COST $11,494,598) (a)                                             $  9,740,093
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             26,974
NET ASSETS - 100.0%                                                $  9,767,067
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $11,494,598, resulting in gross unrealized appreciation and depreciation of $467,484 and $2,221,989, respectively, and net unrealized depreciation of $1,754,505.
REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 100.7%
ADVERTISING - 1.9%
     4,400    Interpublic Group of Companies                       $    108,944
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.4%
     2,325    Honeywell International                                    81,910
--------------------------------------------------------------------------------
AUTOMOTIVE - 2.3%
     1,950    Magna International, Class A                              134,258
--------------------------------------------------------------------------------
BANKING - 7.9%
     2,200    Bank of America                                           154,792
     4,155    Charter One Financial                                     142,849
     4,182    Citigroup                                                 162,052
--------------------------------------------------------------------------------
                                                                        459,693
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 7.6%
     3,500    Anheuser Busch                                            175,000
     5,950    McDonald's                                                169,278
     3,400    Safeway*                                                   99,246
--------------------------------------------------------------------------------
                                                                        443,524
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.8%
     6,125    Masco                                                     166,049
--------------------------------------------------------------------------------
CHEMICALS - 2.6%
     3,400    Du Pont (E.I.) De Nemours                                 150,960
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 6.0%
     8,550    Hewlett-Packard                                           130,644
     1,300    International Business Machines                            93,600
     2,375    Lexmark International
              Group, Class A*                                           129,200
--------------------------------------------------------------------------------
                                                                        353,444
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%
     2,100    Dominion Resources                                        138,558
--------------------------------------------------------------------------------
ELECTRONICS - 5.0%
     2,875    Analog Devices*                                            85,387
    11,425    Flextronics International*                                 81,460
     3,650    Intel                                                      66,686
     6,625    LSI Logic*                                                 57,969
--------------------------------------------------------------------------------
                                                                        291,502
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - 2.0%
     7,850    AOL Time Warner*                                          115,474
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 8.0%
     2,450    Federal National
              Mortgage Association                                      180,687
       825    Goldman Sachs Group                                        60,514
     3,300    J.P. Morgan Chase                                         111,936
     1,800    Lehman Brothers Holdings                                  112,535
--------------------------------------------------------------------------------
                                                                        465,672
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS - 6.5%
     5,925    Health Management Associates*                             119,389
     4,800    Manor Care*                                               110,400
     1,935    Wellpoint Health Networks*                                150,562
--------------------------------------------------------------------------------
                                                                        380,351
--------------------------------------------------------------------------------
HEAVY MACHINERY - 4.0%
     1,800    Caterpiller, Inc.                                          88,110
     3,200    IngersollRand                                             146,112
--------------------------------------------------------------------------------
                                                                        234,222
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

HOUSEHOLD PRODUCTS - 3.4%
     3,250    Kimberly-Clark                                       $    201,500
--------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED - 3.0%
     3,400    General Electric                                           98,770
     5,575    Tyco International                                         75,318
--------------------------------------------------------------------------------
                                                                        174,088
--------------------------------------------------------------------------------
INSURANCE - 5.3%
     1,960    Ace Limited                                                61,936
     1,785    Chubb                                                     126,378
     2,950    Lincoln National                                          123,900
--------------------------------------------------------------------------------
                                                                        312,214
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.0%
     2,050    Baxter International                                       91,102
     2,850    Guidant Corp.                                              86,156
--------------------------------------------------------------------------------
                                                                        177,258
--------------------------------------------------------------------------------
METALS - 2.9%
     5,150    Alcoa                                                     170,723
--------------------------------------------------------------------------------
OIL & GAS - 8.8%
     1,525    ChevronTexaco                                             134,963
     5,925    Conoco, Class A                                           164,714
     2,396    Exxon Mobil                                                98,044
     3,854    Transocean Sedco Forex                                    120,052
--------------------------------------------------------------------------------
                                                                        517,773
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.5%
     3,700    Bristol-Myers Squibb                                       95,090
     1,815    Cardinal Health, Inc.                                     111,459
--------------------------------------------------------------------------------
                                                                        206,549
--------------------------------------------------------------------------------
RETAILERS - 5.5%
     2,100    BJ's Wholesale Club*                                       80,850
     5,100    CVS                                                       156,060
     2,200    Federated Department Stores*                               87,340
--------------------------------------------------------------------------------
                                                                        324,250
--------------------------------------------------------------------------------
TELEPHONE SYSTEMS - 4.9%
     1,550    Alltell                                                    72,850
     9,175    Broadwing                                                  23,855
     2,950    SBC Communications                                         89,975
     2,425    Verizon Communications                                     97,364
--------------------------------------------------------------------------------
                                                                        284,044
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $6,635,575)                                                  $  5,892,960
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.7%
(COST $6,635,575) (a)                                              $  5,892,960
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                          (39,685)
NET ASSETS - 100.0%                                                $  5,853,275
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $6,665,543, resulting in gross unrealized appreciation and depreciation of $429,727 and $1,202,310, respectively, and net unrealized depreciation of $772,583.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 2.8%
    11,200    Honeywell International                              $    394,576
    10,200    Textron                                                   478,380
--------------------------------------------------------------------------------
                                                                        872,956
--------------------------------------------------------------------------------
APPAREL RETAILERS - 2.9%
    10,000    Gap                                                       142,000
    13,300    Limited                                                   283,290
    14,800    May Department Stores                                     487,364
--------------------------------------------------------------------------------
                                                                        912,654
--------------------------------------------------------------------------------
AUTOMOTIVE - 1.0%
    16,500    Dana                                                      301,785
--------------------------------------------------------------------------------
BANKING - 18.0%
    36,100    AmSouth Bancorp                                           807,918
    10,600    Bank of America                                           745,816
     8,600    Citigroup                                                 333,250
     5,000    First Tennessee National*                                 191,500
    16,800    FleetBoston Financial                                     543,480
    27,800    KEY                                                       758,940
     9,100    SunTrust Banks                                            616,252
    23,500    U.S. Bancorp                                              548,725
    26,700    Wachovia                                                1,019,406
--------------------------------------------------------------------------------
                                                                      5,565,287
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 9.9%
    13,900    Campbell Soup                                             384,474
    14,900    Conagra Foods                                             411,985
     8,800    Heinz (H.J.)                                              361,680
    38,900    McDonald's                                              1,106,705
    38,500    Sara Lee                                                  794,640
--------------------------------------------------------------------------------
                                                                      3,059,484
--------------------------------------------------------------------------------
CHEMICALS - 2.8%
    25,100    Dow Chemical                                              862,938
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.8%
    21,000    Equifax                                                   567,000
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 6.6%
    14,700    Diebold, Inc.                                             547,428
    50,197    Hewlett-Packard                                           767,010
     2,600    International Business Machines                           187,200
    13,900    Pitney-Bowes                                              552,108
--------------------------------------------------------------------------------
                                                                      2,053,746
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
    12,200    Emerson Electric                                          652,822
--------------------------------------------------------------------------------
ELECTRONICS - 4.4%
    37,900    Intel                                                     692,433
    10,200    Raytheon                                                  415,650
    40,720    Sanmina*                                                  256,943
--------------------------------------------------------------------------------
                                                                      1,365,026
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 12.6%
    13,600    Federal Home Loan
              Mortgage Corporation                                      832,320
    12,200    Federal National
              Mortgage Association                                      899,750
    23,400    J.P. Morgan Chase                                         793,728
    17,600    National City                                             585,200
    12,500    PNC Financial Services Group                              653,500
     4,000    Washington Mutual, Inc.*                                  148,440
--------------------------------------------------------------------------------
                                                                      3,912,938
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

FOOD RETAILERS - 2.0%
     8,600    Albertson's                                          $    261,956
    11,900    Safeway, Inc.                                             347,361
--------------------------------------------------------------------------------
                                                                        609,317
--------------------------------------------------------------------------------
FOREST PRODUCTS AND PAPER - 3.2%
    35,100    Sonoco Products                                           985,257
--------------------------------------------------------------------------------
HEAVY MACHINERY - 0.8%
    13,000    Applied Materials                                         247,260
--------------------------------------------------------------------------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.8%
     7,400    Newell Rubbermaid                                         259,444
--------------------------------------------------------------------------------
INSURANCE - 2.5%
     8,300    Allstate                                                  306,934
     4,500    Lincoln National                                          189,000
     4,200    MGIC Investment                                           284,760
--------------------------------------------------------------------------------
                                                                        780,694
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - 2.0%
    10,300    Becton, Dickinson & Company                               354,835
     9,600    Waters*                                                   256,320
--------------------------------------------------------------------------------
                                                                        611,155
--------------------------------------------------------------------------------
METALS - 1.4%
    12,800    Alcoa*                                                    424,320
--------------------------------------------------------------------------------
OIL & GAS - 13.1%
    18,600    BP Amoco Plc ADR                                          939,114
     9,400    Chevron Texaco                                            831,900
    32,542    Exxon Mobil                                             1,331,619
    13,300    Phillips Petroleum*                                       783,104
     3,500    Royal Dutch Petroleum*                                    193,445
--------------------------------------------------------------------------------
                                                                      4,079,182
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.8%
    16,700    Bristol-Myers Squibb*                                     429,190
    15,000    Merck*                                                    759,600
--------------------------------------------------------------------------------
                                                                      1,188,790
--------------------------------------------------------------------------------
REAL ESTATE - 1.5%
    15,100    Post Properties REIT                                      455,416
--------------------------------------------------------------------------------
TRANSPORTATION - 1.7%
    18,100    Burlington Northern Santa Fe*                             543,000
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $30,480,011)                                                 $ 30,310,471
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.7%
(COST $30,480,011) (a)                                             $ 30,310,471
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%                            721,722
NET ASSETS - 100.0%                                                $ 31,032,193
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $30,600,793, resulting in gross unrealized appreciation and depreciation of $2,282,400 and $2,572,722, respectively, and net unrealized depreciation of $290,322.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                                       Value
  Shares                                                              (Note 1)

COMMON STOCKS - 58.8%
ADVERTISING - 3.4%
    12,100    Lamar Advertising Co.*                               $    450,241
     4,700    Omnicom Group, Inc.                                       215,260
     4,827    WPP Group plc ADR                                         212,779
--------------------------------------------------------------------------------
                                                                        878,280
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%
    10,000    Rockwell Collins                                          274,200
--------------------------------------------------------------------------------
BANKING - 2.5%
    12,800    Wells Fargo & Co.                                         640,768
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 1.2%
    11,500    Viad Corp.                                                299,000
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
    10,500    Invitrogen Corp.*                                         336,105

COMMUNICATIONS - 0.8%
    11,000    EchoStar Communications, Class A*                         204,160
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING - 0.9%
     4,000    Microsoft Corp.*                                          216,480
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 0.3%
     2,000    Diebold, Inc.                                              74,480
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.6%
     4,200    Gillette Co.                                              142,254
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING - 0.6%
     2,200    Eaton Corp.                                               160,050
--------------------------------------------------------------------------------
DRUGS & MEDICAL PRODUCTS - 1.9%
     8,000    Apogent Technologies, Inc.*                               164,560
     9,666    Sybron Dental Specialties, Inc.*                          178,821
     2,200    Teva Pharmaceuticals, Ltd. ADR                            146,916
--------------------------------------------------------------------------------
                                                                        490,297
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.3%
     4,000    Duke Energy Corp.                                         124,400
    10,200    Exelon Corp.                                              533,460
     5,500    FirstEnergy Corp.                                         183,590
--------------------------------------------------------------------------------
                                                                        841,450
--------------------------------------------------------------------------------
ELECTRONICS - 0.8%
     4,000    Parker-Hannifin Corp.                                     191,160
--------------------------------------------------------------------------------
FINANCING - 8.6%
     8,166    Citigroup, Inc.                                           316,433
     4,000    Countrywide Credit Industries                             193,000
    11,948    FleetBoston Financial Corp.                               386,518
    11,900    Freddie Mac                                               728,279
     2,900    Household International, Inc.                             144,130
    13,300    J.P. Morgan Chase & Co.                                   451,135
--------------------------------------------------------------------------------
                                                                      2,219,495
--------------------------------------------------------------------------------
FOOD RETAILERS - 0.6%
     7,500    Kroger Co.*                                               149,250
--------------------------------------------------------------------------------
FOOD SERVICES - 1.5%
    13,000    McDonald's Corp.                                          369,850
--------------------------------------------------------------------------------
HEALTH CARE - 0.5%
     6,500    IMS Health, Inc.                                          116,675
--------------------------------------------------------------------------------
HEAVY MACHINERY - 1.7%
     6,800    Varian, Inc.*                                             224,060
     6,500    York International Corp.                                  219,635
--------------------------------------------------------------------------------
                                                                        443,695
--------------------------------------------------------------------------------
INSTRUMENTS - SCIENTIFIC - 0.8%
     6,500    Millipore Corporation                                     207,870
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

INSURANCE - 3.3%
     5,300    Everest Re Group , Ltd.                              $    296,535
     8,300    John Hancock Financial Services, Inc.                     292,160
     2,900    XL Capital, Class A                                       245,630
--------------------------------------------------------------------------------
                                                                        834,325
--------------------------------------------------------------------------------
MANUFACTURING - 1.1%
     7,500    Roper Industries, Inc.                                    279,750
--------------------------------------------------------------------------------
MEASURING INSTRUMENTS - 0.8%
    12,000    Thermo Electron Corp.*                                    198,000
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 0.6%
     7,000    Emmis Communications, Class A*                            148,330
--------------------------------------------------------------------------------
METALS & MINING - 3.1%
    10,000    Alcan, Inc.                                               375,200
    15,000    Waters Corp.*                                             400,500
--------------------------------------------------------------------------------
                                                                        775,700
--------------------------------------------------------------------------------
MULTIMEDIA - 0.4%
     2,827    Clear Channel Communications, Inc.*                        90,521
--------------------------------------------------------------------------------
NETWORKING - 1.3%
     8,500    Cisco Systems, Inc.*                                      118,575
    28,000    EMC Corp.*                                                211,400
--------------------------------------------------------------------------------
                                                                        329,975
--------------------------------------------------------------------------------
OIL & GAS - 4.0%
     5,100    Anadarko Petroleum Corp.                                  251,430
     2,500    Apache Corp.                                              143,700
     2,541    Chevron Texaco Corp.                                      224,879
    13,000    El Paso Corp.                                             267,929
     4,000    Piedmont Natural Gas Co., Inc.                            147,920
--------------------------------------------------------------------------------
                                                                      1,035,858
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
     2,100    Pharmaceutical Product
              Development, Inc.*                                         55,314
--------------------------------------------------------------------------------
REAL ESTATE - 0.7%
     6,500    Prologis Trust REIT                                       169,000
--------------------------------------------------------------------------------
RETAILERS - 2.8%
    13,000    CVS Corp.                                                 397,800
    16,000    Dollar General Corp.                                      304,480
--------------------------------------------------------------------------------
                                                                        702,280
--------------------------------------------------------------------------------
TECHNOLOGY - 0.5%
    19,500    Amkor Technology, Inc.*                                   121,290
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
     9,600    SBC Communications, Inc.                                  292,800
    12,000    Sprint Corp. (Fon Group)                                  127,320
     6,200    Verizon Communications, Inc.                              248,930
    49,700    Worldcom, Inc.*                                            41,251
--------------------------------------------------------------------------------
                                                                        710,301
--------------------------------------------------------------------------------
TRANSPORTATION - 1.6%
     6,000    Canadian National Railway Co.                             310,800
     5,800    Pacer International*                                       99,992
--------------------------------------------------------------------------------
                                                                        410,792
--------------------------------------------------------------------------------
TRUCKING - 1.4%
     5,900    Oshkosh Truck Corp.                                       348,749
--------------------------------------------------------------------------------
UTILITIES - 1.8%
     6,500    Cinergy Corp.                                             233,935
     9,000    Vectren Corp.                                             224,100
--------------------------------------------------------------------------------
                                                                        458,035
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $16,118,891)                                                 $ 14,923,739
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments continued

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

ASSET-BACKED SECURITIES - 1.7%
ELECTRIC UTILITIES - 1.6%
$  408,200    PECO Energy
              Transition Trust,
              Series 1999-A,
              Class A2                         5.63%    03/01/05   $    414,520
--------------------------------------------------------------------------------
HOUSING - 0.1%
    13,351    Access Financial
              Manufacture Housing
              Contract Trust,
              Series 1995-1,
              Class A3                         7.10%    05/15/21         13,893
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $421,407)                                                    $    428,413
--------------------------------------------------------------------------------
CORPORATE BONDS - 16.9%
BANKING - 4.3%
   250,000    BB&T                             7.25%    06/15/07        276,376
   250,000    Chase
              Manhattan Corp.                  7.25%    06/01/17        272,084
   500,000    Household
              Finance Corp.                    7.88%    03/01/07        533,285
       656    Nykredit                         6.00%    10/01/26             86
--------------------------------------------------------------------------------
                                                                      1,081,831
--------------------------------------------------------------------------------
BEVERAGES - 0.7%
   160,000    Coca-Cola Femsa                  8.95%    11/01/06        174,400
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.6%
   400,000    Tennessee Valley
              Authority                        5.00%    12/18/03        411,696
--------------------------------------------------------------------------------
FINANCING - 6.4%
   500,000    Genera Motors
              Acceptance Corp.                 7.20%    01/15/11        509,213
   500,000    General Electric
              Capital Corp.                    6.75%    03/15/32        491,137
   575,000    Morgan Stanley
              Dean Witter & Co.                7.75%    06/15/05        631,009
--------------------------------------------------------------------------------
                                                                      1,631,359
--------------------------------------------------------------------------------
METALS - 1.2%
   300,000    AK Steel                         9.13%    12/15/06        313,680
--------------------------------------------------------------------------------
OIL & GAS - 2.1%
   500,000    Pemex Project
              Funding Master
              Trust                            9.13%    10/13/10        525,000
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
   150,000    Verizon Global                   7.75%    06/15/32        144,272
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $4,089,709)                                                  $  4,282,238
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.1%
TRANSPORTATION - 0.1%
    30,000    Oklahoma City
              Airport                          9.40%    11/01/10         35,876
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $31,146)                                                     $     35,876
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

MORTGAGE-BACKED SECURITIES - 0.3%
FINANCING - 0.3%
$   44,500    General Electric
              Capital Mortgage
              Services, Series
              1994-10, Class A10               6.50%    03/25/24   $     46,312
    31,474    Merrill Lynch
              Mortgage Investors,
              Series 1995-C3,
              Class A3                         7.05%    12/26/25         33,530
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $73,588)                                                     $     79,842
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.3%
   500,000    Federal Home
              Loan Mortgage
              Corporation                      6.25%    03/05/12        511,401
   470,512    Federal National
              Mortgage
              Association                      6.00%    01/01/14        484,310
     3,052    Federal National
              Mortgage
              Association                      6.15%    10/01/07          3,058
   307,893    Federal National
              Mortgage
              Association                      6.25%    03/01/21        317,596
   329,297    Federal National
              Mortgage
              Association                      6.50%    12/01/12        343,665
    34,541    Federal National
              Mortgage
              Association                      6.50%    07/01/28         34,581
    50,000    Federal National
              Mortgage
              Association                      6.63%    11/15/30         52,790
   154,409    Federal National
              Mortgage
              Association                      8.00%    01/02/30        164,101
   123,216    Government
              National Mortgage
              Association                      4.00%    10/01/25        123,985
   492,178    Government
              National Mortgage
              Association                      7.00%    01/15/32        512,059
   292,333    Government
              National Mortgage
              Association                      7.50%    09/01/30        308,764
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $2,774,177)                                                  $  2,856,310
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - 2.1%
GREAT BRITAIN - 0.8%
GBP105,000    United Kingdom
              Treasury                         8.00%    12/07/15   $    206,271
--------------------------------------------------------------------------------
SOUTH AFRICA - 1.3%
ZAR3,180,000  Republic of
              South Africa                    13.00%    08/31/10        320,540
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $818,324)                                                    $    526,811
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.1%
$  400,000    U.S. Treasury
              Bond                            6.7%5     08/15/26        455,312
    50,000    U.S. Treasury
              Bond                             7.25%    08/15/22         59,558
   250,000    U.S. Treasury
              Bond                             9.88%    11/15/15        358,617
   200,000    U.S. Treasury
              Note                             3.00%    11/30/03        201,589
   350,000    U.S. Treasury
              Note                             4.75%    11/15/08        356,403
   600,000    U.S. Treasury
              Note                             5.75%    08/15/03        623,907
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $2,051,987)                                                  $  2,055,386
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.3%
(COST $26,379,229) (a)                                             $ 25,188,615
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                            183,853
NET ASSETS - 100.0%                                                $ 25,372,468
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
*    Non-income producing security.
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $26,476,225, resulting in gross unrealized appreciation and depreciation of $1,429,451 and $2,724,835, respectively, and net unrealized depreciation of $1,295,384.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
GBP - Great Britain Pound
ZAR - South African Rand

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

CONVERTIBLE BONDS - 0.6%
HEALTH CARE PROVIDERS - 0.6%
$  175,000    Omnicare                         5.00%    12/01/07   $    165,594
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(COST $135,719)   $165,594
--------------------------------------------------------------------------------
CORPORATE BONDS - 92.3%
AEROSPACE & DEFENSE - 0.5%
   150,000    BE Aerospace                     8.88%    05/01/11        139,500
--------------------------------------------------------------------------------
AUTOMOTIVE - 3.2%
   500,000    Accuride, Series B               9.25%    02/01/08        344,999
   250,000    Federal Mogul+                   0.00%    01/15/06         53,438
   200,000    Lear, Series B                   7.96%    05/15/05        206,177
   250,000    Navistar
              International,
              Series B                         8.00%    02/01/08        240,625
--------------------------------------------------------------------------------
                                                                        845,239
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 6.8%
   750,000    Burns Philip
              Capital, 144A                    9.75%    07/15/12        742,500
   750,000    Chiquita Brands
              International                   10.56%    03/15/09        787,500
   250,000    Dole Foods                       6.38%    10/01/05        254,779
--------------------------------------------------------------------------------
                                                                      1,784,779
--------------------------------------------------------------------------------
CHEMICALS - 5.2%
   350,000    Equistar Chemical
              Funding, 144A                   10.13%    09/01/08        334,250
   200,000    Hercules                        11.13%    11/15/07        224,000
   500,000    Lyondell Chemical,
              Series B                         9.88%    05/01/07        478,750
   200,000    MacDermid                        9.13%    07/15/11        210,000
   100,000    Olin                             9.13%    12/15/11        108,329
--------------------------------------------------------------------------------
                                                                      1,355,329
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 5.8%
   500,000    Allied Waste
              North America                   10.00%    08/01/09        491,290
   100,000    Coinmach
              Corp., 144A                      9.00%    02/01/10        101,500
   250,000    Global Imaging
              Systems                         10.75%    02/15/07        247,500
   200,000    SC International
              Services, Series B              9.2%5     09/01/07        178,000
   500,000    United Rentals,
              Series B                         8.80%    08/15/08        495,000
--------------------------------------------------------------------------------
                                                                      1,513,290
--------------------------------------------------------------------------------
COMMUNICATIONS - 6.9%
   100,000    AT&T Wireless                    8.13%    05/01/12         81,544
   517,000    Crown Castle
              International
              Towers                           9.50%    08/01/11        325,710
   500,000    Level 3
              Communications                   9.13%    05/01/08        170,000
   250,000    Microcell
              Telecommunication,
              Yankee Dollar                   14.00%    06/01/06         20,000
   250,000    Nextel
              Communications                   9.38%    11/15/09        126,875
   500,000    Pinnacle Holdings,
              Step Bond (a)                   10.00%    03/15/08        170,000
   350,000    Primus
              Telecommunications
              Group                           11.25%    01/15/09        189,000

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

COMMUNICATIONS - Continued
$  700,000    Qwest
              Communications,
              144A                             7.50%    11/01/08   $    423,500
   200,000    SBA
              Communications                  10.25%    02/01/09        120,000
   250,000    Sprint Capital                   6.88%    11/15/28        156,483
   500,000    Williams
              Communications
              Group                           10.88%    10/01/09         41,250
--------------------------------------------------------------------------------
                                                                      1,824,362
--------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE - 0.7%
   250,000    Revlon Consumer
              Products                         9.00%    11/01/06        175,000
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 6.5%
   500,000    AES                              8.50%    11/01/07        245,000
   200,000    Avista Corp.                     9.75%    06/01/08        209,864
   650,000    Illinois Power
              Dynerg Holdings                  7.50%    06/15/09        615,226
   200,000    Mission Energy                  13.50%    07/15/08        201,000
   295,000    Orion Power
              Holdings                        12.00%    05/01/10        247,800
   200,000    Tiete Certificates
              Grantor Trust,
              144A                            11.50%    12/15/15        200,040
--------------------------------------------------------------------------------
                                                                      1,718,930
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
   500,000    Integrated
              Electrical
              Services, Series B               9.38%    02/01/09        480,000
--------------------------------------------------------------------------------
ELECTRONICS - 1.0%
   250,000    Flextronics
              International,
              Yankee Dollar                    9.88%    07/01/10        261,250
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - 3.2%
   400,000    Circus &
              Eldor/Silver
              Leg, 144A                       10.13%    03/01/12        408,000
   500,000    Royal Caribbean,
              Yankee Dollar                    7.00%    10/15/07        440,000
--------------------------------------------------------------------------------
                                                                        848,000
--------------------------------------------------------------------------------
FOOD RETAILERS - 3.4%
   100,000    Ingles Markets,
              144A                             8.88%    12/01/11         99,500
   500,000    Marsh
              Supermarkets,
              Series B                         8.88%    08/01/07        492,500
    40,000    Pathmark Stores                  8.75%    02/01/12         40,600
   250,000    Stater Brothers
              Holdings                        10.75%    08/15/06        257,500
--------------------------------------------------------------------------------
                                                                        890,100
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.0%
   500,000    Georgia-Pacific                  9.50%    12/01/11        508,920
   250,000    Stone Container                  9.75%    02/01/11        267,500
--------------------------------------------------------------------------------
                                                                        776,420
--------------------------------------------------------------------------------
FUNERAL SERVICES - 1.6%
   200,000    Alderwoods
              Group                           11.00%    01/02/07        201,000
   200,000    Stewart
              Enterprises                     10.75%    07/01/08        221,000
--------------------------------------------------------------------------------
                                                                        422,000
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

CORPORATE BONDS - Continued
HEALTH CARE PROVIDERS - 4.7%
$  250,000    Healthsouth                      6.88%    06/15/05   $    249,290
   600,000    Magellan Health
              Services, 144A                   9.38%    11/15/07        450,000
   200,000    Manor Care                       8.00%    03/01/08        206,250
   500,000    Rural/Metro                      7.88%    03/15/08        325,000
--------------------------------------------------------------------------------
                                                                      1,230,540
--------------------------------------------------------------------------------
HEAVY MACHINERY - 1.7%
    30,000    AGCO                             8.50%    03/15/06         30,225
   400,000    Briggs & Stratton                8.88%    03/15/11        420,000
--------------------------------------------------------------------------------
                                                                        450,225
--------------------------------------------------------------------------------
HOUSING - 8.3%
   500,000    Champion
              Enterprises                      7.63%    05/15/09        265,000
   200,000    Kaufman &
              Broad Home                       7.75%    10/15/04        202,000
   250,000    KB Homes                         9.50%    02/15/11        256,875
   100,000    Meritage                         9.75%    06/01/11        103,750
   600,000    Schuler Homes                    9.38%    07/15/09        612,000
   750,000    Tech Olympic
              USA, 144A                        9.00%    07/01/10        738,750
--------------------------------------------------------------------------------
                                                                      2,178,375
--------------------------------------------------------------------------------
LODGING - 1.7%
   200,000    Courtyard
              by Marriott                     10.75%    02/01/08        205,250
   250,000    Felcor Lodging
              REIT                             9.50%    09/15/08        253,750
--------------------------------------------------------------------------------
                                                                        459,000
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 8.8%
   250,000    Alliance Atlantis
              Communications,
              Yankee Dollar                   13.00%    12/15/09        275,000
   100,000    Block
              Communications,
              144A                             9.25%    04/15/09        100,000
   500,000    Charter
              Communications
              Holdings                         8.63%    04/01/09        335,000
   400,000    Corus
              Entertainment,
              Inc., 144A                       8.75%    03/01/12        400,000
   700,000    Quebecor Media                  11.13%    07/15/11        689,499
   500,000    Susquehanna
              Media                            8.50%    05/15/09        515,000
--------------------------------------------------------------------------------
                                                                      2,314,499
--------------------------------------------------------------------------------
METALS - 2.8%
   385,000    Allegheny
              Technologies                     8.38%    12/15/11        404,039
   100,000    Alltrista, 144A                  9.75%    05/01/12         95,500
   200,000    Newmont Mining                   8.63%    05/15/11        224,974
--------------------------------------------------------------------------------
                                                                        724,513
--------------------------------------------------------------------------------
OIL & GAS - 13.7%
   250,000    BRL Universal
              Equipment, 144A                  8.88%    02/15/08        247,500
    75,000    Grant Prideco,
              144A                             9.63%    12/01/07         78,375
   660,000    Husky Oil                        8.90%    08/15/28        705,806
   100,000    Lone Star Tech                   9.00%    06/01/11         95,500
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

OIL & GAS - Continued
$  510,000    Pemex Project
              Funding Master
              Trust                            9.13%    10/13/10   $    535,500
   300,000    Tesoro Petroleum,
              144A                             9.63%    04/01/12        274,500
 1,200,000    Transcont Gas
              Pipe, 144A                       8.88%    07/15/12      1,170,899
   500,000    Transcontinental
              Gas                              6.13%    01/15/05        476,698
--------------------------------------------------------------------------------
                                                                      3,584,778
--------------------------------------------------------------------------------
TEXTILES - 1.0%
   500,000    Delta Mills,
              Series B                         9.63%    09/01/07        256,250
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $27,285,971)                                                 $ 24,232,379
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.3%
 2,165,000    Federal Home
              Loan Bank
              Discount Note                             07/01/02      2,165,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $2,165,000)                                                  $  2,165,000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

PREFERRED STOCKS - 1.1%
COMMUNICATIONS - 0.3%
       500    Broadwing Communications                             $     75,000
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING - 0.0%
       749    McLeodusa, Series A                                         2,809
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 0.8%
     3,500    CSC Holdings, Series M                                    224,000
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $997,851)                                                    $    301,809
--------------------------------------------------------------------------------
WARRANTS - 0.0%
     1,660    McLeodusa                                                     166
--------------------------------------------------------------------------------
TOTAL WARRANTS
(COST $0)                                                          $        166
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.3%
(COST $30,584,541) (b)                                             $ 26,864,948
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3%)                         (591,243)
NET ASSETS - 100.0%                                                $ 26,273,705
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
+    Security is in default.
(a)  Step coupon bond, zero coupon until 03/15/2003; 10.00% thereafter.
(b) The aggregate identified cost for federal income tax purposes is $30,584,541, resulting in gross unrealized appreciation and depreciation of $569,877 and $4,289,470, respectively, and net unrealized depreciation of $3,719,593.
REIT - Real Estate Investment Trust
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities were valued at $5,864,814 or 22.32% of net assets.
Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

ASSET-BACKED SECURITIES - 4.0%
FINANCIAL SERVICES - 4.0%
$  900,000    CNH Equipment
              Trust, Series 2000-B,
              Class A4                         6.95%    09/15/07   $    949,281
   480,000    MBNA Master
              Credit Card Trust,
              Series 1999-J,
              Class A                          7.00%    02/15/12        532,883
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $1,381,558)                                                  $  1,482,164
--------------------------------------------------------------------------------
CORPORATE BONDS - 31.2%
BANKING - 2.2%
   375,000    Bank of New York                 7.30%    12/01/09        413,968
   350,000    First Union
              National Bank                    7.88%    02/15/10        391,475
--------------------------------------------------------------------------------
                                                                        805,443
--------------------------------------------------------------------------------
CHEMICALS - 2.2%
   800,000    Dow Chemical                     5.25%    05/14/04        818,735
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.6%
   400,000    Indiana Michigan
              Power                            6.13%    12/15/06        408,842
   420,000    Oncor Electric
              Delivery, 144A                   7.00%    05/01/32        423,109
   425,000    Quebec Province                  7.50%    09/15/29        486,636
--------------------------------------------------------------------------------
                                                                      1,318,587
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
   700,000    Teco Energy                      7.20%    05/01/11        740,863
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 7.0%
   750,000    Ford Motor
              Credit                           6.70%    07/16/04        772,034
   200,000    Ford Motor
              Credit                           6.75%    05/15/05        205,009
   400,000    General Electric
              Cap Corp.                        6.75%    03/15/32        392,909
   325,000    J.P. Morgan Chase                6.75%    02/01/11        336,866
   485,000    Morgan Stanley
              Dean Witter                      6.60%    04/01/12        494,257
   350,000    National Rural
              Utilities                        6.50%    03/01/07        366,278
--------------------------------------------------------------------------------
                                                                      2,567,353
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 2.8%
   950,000    International
              Paper                            8.13%    07/08/05      1,044,664
--------------------------------------------------------------------------------
HOUSING - 1.4%
 1,000,000    Champion
              Enterprises                      7.63%    05/15/09        530,000
--------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED - 1.1%
   500,000    Tyco International               6.38%    02/15/06        404,825
--------------------------------------------------------------------------------
OIL & GAS - 5.4%
   350,000    Allegheny Energy                 7.75%    08/01/05        378,430
   450,000    Kinder Morgan
              Energy Partners                  7.75%    03/15/32        474,365
   670,000    Northwest
              Pipeline                         6.63%    12/01/07        639,376
   500,000    Peoples Energy                   6.90%    01/15/11        508,999
--------------------------------------------------------------------------------
                                                                      2,001,170
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

TELEPHONE SYSTEMS - 3.5%
$  300,000    Dominion
              Resources                        7.60%    07/15/03   $    313,175
   350,000    France Telecom                   7.20%    03/01/06        336,643
   600,000    GTE North                        6.40%    02/15/05        625,195
--------------------------------------------------------------------------------
                                                                      1,275,013
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $11,856,214)                                                 $ 11,506,653
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 20.3%
 1,029,567    Federal Home
              Loan Mortgage
              Corporation                      7.00%    05/01/30      1,078,547
   460,780    Federal National
              Mortgage
              Association                      6.50%    02/01/31        470,497
 2,790,931    Federal National
              Mortgage
              Association                      6.50%    08/01/29      2,854,384
   831,866    Federal National
              Mortgage
              Association                      8.00%    05/01/30        883,410
   884,815    Federal National
              Mortgage
              Association                      7.50%    01/01/31        929,053
   271,935    Federal National
              Mortgage
              Association                      6.00%    05/01/31        271,614
   445,447    Federal National
              Mortgage
              Association                      6.50%    03/01/32        454,787
     1,129    Government
              National Mortgage
              Association                      7.50%    07/15/23          1,201
   257,834    Government
              National Mortgage
              Association                      6.75%    09/20/24        267,406
   272,476    Government
              National Mortgage
              Association                      8.00%    07/15/30        290,256
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $7,203,788)                                                  $  7,501,155
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
 1,700,000    Federal National
              Mortgage
              Association                      6.50%    07/25/27      1,750,374
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,729,286)                                                  $  1,750,374
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.5%
 1,196,504    Federal Home
              Loan Mortgage
              Corporation                      6.50%    12/01/31      1,222,406
   935,000    Federal National
              Mortgage
              Association                      3.63%    04/15/04        946,547

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - Continued
$  500,000    Federal National
              Mortgage
              Association                      4.75%    06/18/07   $    504,116
   500,000    Federal National
              Mortgage
              Association                      6.00%    05/15/11        524,013
   500,000    Federal National
              Mortgage
              Association                      6.20%    02/27/12        512,943
   245,000    Federal National
              Mortgage
              Association                      6.25%    05/15/29        244,737
 1,000,000    Federal National
              Mortgage
              Association                      6.50%    03/25/30      1,016,302
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $4,901,328)                                                  $  4,971,064
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

U.S. TREASURY OBLIGATIONS - 19.5%
$  675,000    U.S. Treasury
              Bond                             9.13%    05/15/18   $    932,924
   385,000    U.S. Treasury
              Bond                             6.00%    02/15/26        400,460
 2,000,000    U.S. Treasury
              Note                             3.00%    11/30/03      2,015,890
 3,525,000    U.S. Treasury
              Note                             6.75%    05/15/05      3,847,206
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $7,069,241)                                                  $  7,196,480
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 93.2%
(COST $34,141,415) (a)                                             $ 34,407,890
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%                          2,504,548
NET ASSETS - 100.0%                                                $ 36,912,437
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
(a)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $34,141,415, resulting in gross unrealized appreciation and depreciation of $904,793 and $638,318, respectively, and net unrealized appreciation of $266,475.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2002, this security was valued at $423,109 or 1.15% of net assets.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

ASSET-BACKED SECURITIES - 7.4%
AUTOMOTIVE - 0.9%
$  178,820    Mellon Auto
              Grantor Trust,
              Series 1999-1                    5.76%    10/17/05   $    180,532
--------------------------------------------------------------------------------
BANKING - 2.2%
   412,000    Newcourt
              Equipment
              Trust, Series
              1999-1                           7.18%    10/20/05        427,208
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.1%
   800,000    CIT Equipment
              Collateral,
              Series 2001-1                    5.23%    10/20/04        815,034
--------------------------------------------------------------------------------
MANUFACTURED HOUSING - 0.2%
    40,705    Associates
              Manufactured
              Housing, Series
              1996-1                           7.30%    03/15/27         40,942
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $1,445,000)                                                  $  1,463,716
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.8%
BEVERAGES, FOOD & TOBACCO - 3.3%
   650,000    General Mills,
              144A                             1.99%    07/16/02        649,461
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.5%
   500,000    Cox Enterprises                  2.05%    07/24/02        499,345
--------------------------------------------------------------------------------
ELECTRIC SERVICES - 7.0%
   500,000    IDACORP                          2.05%    07/08/02        499,801
   500,000    IDACORP                          2.08%    07/12/02        499,682
   350,000    Public Service
              Enterprise Group,
              144A                             2.10%    07/17/02        349,673
--------------------------------------------------------------------------------
                                                                      1,349,156
--------------------------------------------------------------------------------
ENERGY - 2.5%
   500,000    Alleghany Energy                 1.98%    07/08/02        499,801
--------------------------------------------------------------------------------
OIL & GAS - 2.5%
   500,000    Kinder Morgan
              Energy 144A                      2.10%    07/03/02        499,942
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $3,497,705)                                                  $  3,497,705
--------------------------------------------------------------------------------
CORPORATE BONDS - 42.0%
AEROSPACE & DEFENSE - 1.2%
   225,000    Textron                          6.75%    09/15/02        226,446
--------------------------------------------------------------------------------
AIRCRAFT - 2.1%
   400,000    Boeing                           6.70%    06/10/03        414,602
--------------------------------------------------------------------------------
BANKING - 5.7%
   200,000    Bank One                         7.38%    12/01/02        204,383
   500,000    Comerica Bank                    7.25%    10/15/02        507,529
   250,000    Fleet Financial                  6.88%    03/01/03        257,609
   150,000    Summit Bancorp                   8.63%    12/10/02        154,041
--------------------------------------------------------------------------------
                                                                      1,123,562
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

ELECTRIC UTILITIES - 4.8%
$  500,000    National Rural
              Utilities                        5.00%    10/01/02   $    502,990
   321,000    National Rural
              Utilities                        5.95%    01/15/03        326,452
   115,000    Public Service
              Electric & Gas                   7.19%    09/06/02        115,959
--------------------------------------------------------------------------------
                                                                        945,401
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 15.8%
   300,000    Bear Stearns                     6.45%    08/01/02        301,029
   100,000    Bear Stearns                     6.75%    04/15/03        102,995
   500,000    Beneficial                       6.25%    02/18/13        509,764
   300,000    Beneficial                       6.75%    02/11/03        307,634
   195,000    Central Fidelity                 8.15%    11/15/02        199,422
   300,000    CIT Group                        7.38%    03/15/03        297,717
   210,000    Countrywide
              Home Loans                       6.28%    01/15/03        214,445
   500,000    General Motors                   6.75%    09/09/02        504,282
   330,000    International Lease
              Financial                        4.75%    06/02/03        336,146
   340,000    Lehman Bros                      7.13%    07/15/02        340,578
--------------------------------------------------------------------------------
                                                                      3,114,012
--------------------------------------------------------------------------------
HEAVY MACHINERY - 5.2%
 1,000,000    Ingersoll Rand                   5.75%    02/14/03      1,018,785
--------------------------------------------------------------------------------
OIL & GAS - 4.0%
   500,000    Columbia Energy
              Group                            6.61%    11/28/02        501,677
   285,000    El Paso
              Natural Gas                      6.75%    11/15/03        289,514
--------------------------------------------------------------------------------
                                                                        791,191
--------------------------------------------------------------------------------
RETAILERS - 3.2%
   615,000    Sears Roebuck
              Acceptance                       6.00%    03/20/03        629,681
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $8,241,594)                                                  $  8,263,680
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES - 15.7%
   310,483    Federal Home
              Loan Mortgage
              Corporation                      5.50%    03/01/11        317,726
    57,947    Federal Home
              Loan Mortgage
              Corporation                      6.75%    02/01/06         59,504
   118,088    Federal Home
              Loan Mortgage
              Corporation                      8.50%    11/01/08        124,606
   507,571    Federal National
              Mortgage
              Association                      3.64%    12/25/08        510,681
   135,870    Federal National
              Mortgage
              Association                      7.00%    03/25/21        138,486
   166,421    Government
              National Mortgage
              Association                      5.38%    03/20/25        171,008

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

AGENCY MORTGAGE-BACKED SECURITIES - Continued
$  154,000    Government
              National Mortgage
              Association                      5.38%    01/20/26   $    158,213
   156,778    Government
              National Mortgage
              Association                      5.38%    02/20/28        160,914
   415,439    Government
              National Mortgage
              Association                      6.38%    05/20/23        424,617
   249,792    Government
              National Mortgage
              Association                      6.38%    05/20/27        254,425
   182,052    Government
              National Mortgage
              Association                      6.38%    05/20/28        185,243
    85,684    Government
              National Mortgage
              Association                      6.63%    12/20/21         89,055
   107,402    Government
              National Mortgage
              Association                      6.63%    12/20/26        111,395
   112,224    Government
              National Mortgage
              Association                      6.75%    09/20/17        116,305
    78,463    Government
              National Mortgage
              Association                      6.75%    09/20/17         81,316
   180,266    Government
              National Mortgage
              Association                      6.75%    08/20/26        186,591
--------------------------------------------------------------------------------
                                                                      3,090,085
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(COST $3,069,938)                                                  $  3,090,085
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

NON-AGENCY MORTGAGE-BACKED SECURITIES- 1.1%
$    8,355    Residential Funding,
              Series 1993-S45                  6.50%    12/25/23   $      8,335
   200,000    Wells Fargo,
              Series 2001-18                   6.75%    09/25/31        205,603
--------------------------------------------------------------------------------
                                                                        213,938
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(COST $209,659)                                                    $    213,938
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 12.2%
TAXABLE VARIABLE DEMAND NOTES - 8.1%
   800,000    Florida Housing
              Financing Corp.                  2.04%    02/15/33   $    800,000
   800,000    Florida Housing
              Financing Corp.                  2.08%    09/15/32        800,000
--------------------------------------------------------------------------------
                                                                      1,600,000
--------------------------------------------------------------------------------
TRANSPORTATION - 4.1%
   800,000    Cleveland, Ohio
              Airport Surplus
              Revenue                          5.55%    06/01/03        808,552
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $2,399,497)                                                  $  2,408,552
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)

MUTUAL FUND - 3.4%
   665,806    Merrimac Money Market                                $    665,806
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(COST $665,806)                                                    $    665,806
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.6%                                $ 19,603,482
(COST $19,529,199) (a)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             82,652
NET ASSETS - 100.0%                                                $ 19,686,134
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
(a) The aggregate identified cost for federal income tax purposes is $19,529,199, resulting in gross unrealized appreciation and depreciation of $91,831 and $17,549, respectively, and net unrealized appreciation of $74,282.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities were valued at $1,499,076 or 7.61% of net assets.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

COMMERCIAL PAPER - 9.0%
FINANCIAL SERVICES - 9.0%
$  152,000    UBS Finance
              America                         2.000%    07/01/02   $    152,000
   700,000    Toyota Motor
              Credit                          1.710%    07/08/02        699,767
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $851,767)                                                    $    851,767
--------------------------------------------------------------------------------
CORPORATE BONDS - 16.8%
BANKING - 4.8%
   200,000    Bankers
              Trust NY                        7.125%    07/31/02        200,595
   250,000    PNC Funding
              Corp.                           6.950%    09/01/02        251,871
--------------------------------------------------------------------------------
                                                                        452,466
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 9.0%
   140,000    International
              Lease Finance                   6.375%    08/01/02        140,368
   135,000    Bear Stearns Co.                6.450%    08/01/02        135,267
   100,000    General
              Electric Capital
              Corporation                     6.520%    10/08/02        101,108
   362,000    Bear Stearns Co.                6.125%    02/01/03        368,888
   100,000    Morgan Stanley
              Dean Witter                     7.375%    04/15/03        103,390
--------------------------------------------------------------------------------
                                                                        849,021
--------------------------------------------------------------------------------
OIL & GAS - 1.5%
   140,000    BP Amoco                        5.550%    04/15/03        142,934
--------------------------------------------------------------------------------
TELEPHONE SYSTEMS - 1.5%
   135,000    Verizon
              Communications                  9.100%    06/01/03        142,002
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $1,586,423)                                                  $  1,586,423
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS - 6.4%
   300,000    Cleveland,
              OH Parking
              Acquis. Notes                   3.750%    11/01/02        299,854
   300,000    Deerfield Twp,
              OH GO BANS                      3.600%    05/14/03        300,984
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
(COST $600,838)                                                    $    600,838
--------------------------------------------------------------------------------
TAXABLE VARIABLE DEMAND NOTES - 48.6% (a)
    95,000    New Jersey Econ.
              Dev. Auth.                      2.000%    07/01/02         95,000
   215,000    Washington St.
              HFC (Corlyle
              Care Ctr.)                      2.050%    07/01/02        215,000
   250,000    Cleveland, OH
              Airpoort Sys. Rev.              1.850%    07/03/02        250,000
   250,000    Regional Waste
              Systems, Inc.                   1.850%    07/03/02        250,000
   100,000    Michigan State
              Strat. Fund
              (Briarwood)                     1.950%    07/03/02        100,000
   100,000    Waterford, WI
              Ind. Dev. Rev. (E&S
              Plastic Prod.)                  2.000%    07/03/02        100,000
--------------------------------------------------------------------------------

Principal                                   Interest    Maturity       Value
  Amount                                      Rate        Date        (Note 1)

TAXABLE VARIABLE DEMAND NOTES - Continued
$  100,000    California
              Infrastructure
              & Econ. Dev.
              Bank                            2.020%    07/03/02   $    100,000
   125,000    Illinois Dev.
              Fin. Auth.                      2.200%    07/03/02        125,000
   250,000    Milwaukee, WI
              Red. Auth.
              (Palermovilla)                  2.200%    07/03/02        250,000
   305,000    California Pol.
              Ctl. Fin.                       2.550%    07/03/02        305,000
   250,000    Kent Co., MI Ltd.
              Tax GO Notes                    1.880%    07/05/02        250,000
   150,000    Ezflow LP                       1.950%    07/05/02        150,000
   250,000    Schenectady, NY
              Ind. Dev. Agency
              (JMR Dev. Co.
              Project)                        1.950%    07/05/02        250,000
   280,000    Shelby Co., TN
              Hlth. Ed. & Hsg.
              (Courtyard
              Apts.)                          1.950%    07/05/02        280,000
   300,000    Suffolk Co., NY
              Ind. Dev. Agency
              (Hampton Day
              School)                         1.990%    07/05/02        300,000
   100,000    Bradley
              E. Lehman                       2.000%    07/05/02        100,000
   500,000    Washington
              St. HFC
              (Brittany Park)                 2.000%    07/05/02        500,001
   100,000    Riverside Co., CA
              Ind. Dev. (Advance
              Business)                       2.040%    07/05/02        100,000
   100,000    Indianapolis, IN
              Multi-Fam. Hsg.
              (Nora Pines
              Project)                        2.050%    07/05/02        100,000
   200,000    Illinois Dev.
              Fin. Auth.
              (Technifast Ind.)               2.089%    07/05/02        200,000
   350,000    West Covina,
              CA Pub. Fin.                    2.135%    07/05/02        350,000
   230,000    Denver LLC                      2.400%    07/05/02        230,000
--------------------------------------------------------------------------------
TOTAL TAXABLE VARIABLE DEMAND NOTES
(COST $4,600,001)                                                  $  4,600,001
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%
 1,777,000    Federal Home
              Loan Bank                       1.870%    07/01/02      1,777,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $1,777,000)                                                  $  1,777,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.6%
(COST $9,416,029) (b)                                              $  9,416,029
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             40,351
NET ASSETS - 100.0%                                                $  9,456,380
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
(a) Variable rate securities that have coupons which reset daily, weekly or monthly. Maturity dates shown are actual reset dates.
(b)  The  aggregate   identified   cost  for  federal  income  tax  purposes  is
     $9,416,029.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2002 (unaudited)

                                                              Touchstone      Touchstone      Touchstone      Touchstone
                                                             International     Emerging        Small Cap       Growth/
                                                                Equity          Growth           Value           Value
                                                                 Fund            Fund            Fund            Fund

ASSETS:
Investments, at value (Note 1) (a)                           $ 14,310,032    $ 30,025,616    $  9,601,567    $  4,811,014
Cash                                                            1,240,470       1,773,280         318,623          42,452
Receivables for:
     Investments sold                                               5,270         107,880          25,736              --
     Fund shares sold                                                 360              --              --           6,591
     Dividends                                                     16,113           3,312           3,051           1,534
     Foreign tax reclaims                                          44,118              --              --              --
     Interest                                                         275           1,349             250               9

Reimbursement receivable from Investment Advisor (Note 4)           2,096              --              --           4,007
-------------------------------------------------------------------------------------------------------------------------
          Total assets                                         15,618,734      31,911,437       9,949,227       4,865,607
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
     Investments purchased                                         15,292          86,150          64,937              --
     Unrealized depreciation on foreign forward
       currency contracts (Note 1)                                 18,038              --              --              --
     Fund shares redeemed                                       1,110,570          18,559           9,245              --
Payable to affiliates                                               4,895          27,373           9,651           1,358
Other accrued expenses                                             59,626          55,023          28,663           2,492
-------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                     1,208,421         187,105         112,496           3,850
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS: (b)                                              $ 14,410,313    $ 31,724,332    $  9,836,731    $  4,861,757
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                              2,028,193       1,890,967       1,694,558         782,998
-------------------------------------------------------------------------------------------------------------------------
Net asset value                                              $       7.11    $      16.78    $       5.80    $       6.21
-------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                 $ 14,798,698    $ 27,186,468    $ 10,553,347    $  6,667,892
(b)  See the Statements of Changes in Net Assets for components of net assets.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES continued

                                                              Touchstone                                      Touchstone
                                                              Large Cap       Touchstone      Touchstone       Growth &
                                                                Growth       Enhanced 30      Value Plus        Income
                                                                 Fund            Fund            Fund            Fund

ASSETS:
Investments, at value (Note 1) (a)                           $  6,598,207    $  9,740,093    $  5,892,960    $ 30,310,471
Cash                                                              797,708          35,791              --         841,274
Receivables for:
     Investments sold                                                  --         279,902         122,501              --
     Fund shares sold                                                  --           7,807              --              --
     Dividends                                                      2,418          15,387           4,007          66,817
     Interest                                                         330             120              99           1,053
Reimbursement receivable from Investment Advisor (Note 4)           1,321             555           1,429              --
-------------------------------------------------------------------------------------------------------------------------
          Total assets                                          7,399,984      10,079,655       6,020,996      31,219,615
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                                         --              --          53,019              --
Payable for:
     Investments purchased                                             --         277,767          69,309              --
     Fund shares redeemed                                         153,351              --          21,937          50,057
Payable to affiliates                                               3,968           3,981           3,968          18,283
Other accrued expenses                                             11,835          30,840          19,488         119,082
-------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                       169,154         312,588         167,721         187,422
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS: (b)                                              $  7,230,830    $  9,767,067    $  5,853,275    $ 31,032,193
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                              1,064,523       1,224,303         664,942       3,172,580
-------------------------------------------------------------------------------------------------------------------------
Net asset value                                              $       6.79    $       7.98    $       8.80    $       9.78
-------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                 $  7,863,386    $ 11,494,598    $  6,635,575    $ 30,480,011
(b)  See the Statements of Changes in Net Assets for components of net assets.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                    Touchstone      Touchstone
                                                    Touchstone      Touchstone      Touchstone       Standby          Money
                                                     Balanced       High Yield         Bond           Income          Market
                                                       Fund            Fund            Fund            Fund            Fund

ASSETS:
Investments, at value (Note 1) (a)                 $ 25,188,615    $ 26,864,948    $ 34,407,890    $ 19,603,482    $  9,416,029
Cash                                                         --             954       1,360,769              --             333
Receivables for:
     Investments sold                                   367,046              --       1,295,674           8,534              --
     Fund shares sold                                        --          12,836         341,398              --              --
     Dividends                                           11,934           9,734              --              --              --
     Interest                                           133,216         599,874         410,228         177,658          51,962
-------------------------------------------------------------------------------------------------------------------------------
          Total assets                               25,700,811      27,488,346      37,815,959      19,789,674       9,468,324
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                           99,288              --              --              --              --
Payable for:
     Investments purchased                              130,302       1,170,900         825,392              --              --
     Unrealized depreciation on foreign forward
       currency contracts (Note 1)                        8,130              --              --              --              --
     Fund shares redeemed                                 9,936              --              --          53,453              --
Payable to affiliates                                    14,014          14,781          17,361           4,274           6,294
Other accrued expenses                                   66,673          28,960          60,769          45,813           5,650
-------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                             328,343       1,214,641         903,522         103,540          11,944
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS: (b)                                    $ 25,372,468    $ 26,273,705    $ 36,912,437    $ 19,686,134    $  9,456,380
-------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                    1,944,663       3,527,630       3,457,365       1,997,970       9,456,591
-------------------------------------------------------------------------------------------------------------------------------
Net asset value                                    $      13.05    $       7.45    $      10.68    $       9.85    $       1.00
-------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                       $ 26,379,229    $ 30,584,541    $ 34,141,415    $ 19,529,199    $  9,416,029
(b)  See the Statements of Changes in Net Assets for components of net assets.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For The Six Months Ended June 30, 2002 (unaudited)

                                                              Touchstone      Touchstone      Touchstone      Touchstone
                                                             International     Emerging        Small Cap       Growth/
                                                                Equity          Growth           Value           Value
                                                                 Fund            Fund            Fund            Fund

INVESTMENT INCOME (NOTE 1):
     Interest                                                $        481    $      8,645    $      2,932    $        749
     Dividends (a)                                                157,470          29,498          34,020           9,077
--------------------------------------------------------------------------------------------------------------------------
          Total investment income                                 157,951          38,143          36,952           9,826
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                             73,405         138,729          41,227          27,674
     Custody                                                       96,635          32,715          29,056          25,862
     Administration fees                                           10,330           8,268           8,272           6,698
     Accounting and pricing fees                                    6,823           5,512           5,515           4,466
     Sponsor fees (Note 3)                                         15,454          34,682          10,307           5,535
     Professional fees                                              4,438           4,889           1,203           6,842
     Printing expense                                                 197             197             471             197
     Trustee fees (Note 3)                                            719           3,147             241             497
     Other expenses                                                11,800           6,773           4,228             357
--------------------------------------------------------------------------------------------------------------------------
          Total expenses                                          219,801         234,912         100,520          78,128
          Fees waived and/or expenses reimbursed
            by the Advisor                                       (107,811)         (2,918)        (38,699)        (42,166)
          Waiver of Sponsor fees (Note 4)                         (15,454)        (32,603)        (10,307)         (5,535)
--------------------------------------------------------------------------------------------------------------------------
          Net expenses                                             96,536         199,391          51,514          30,427
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       61,415        (161,248)        (14,562)        (20,601)
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investments                                          (1,348,090)      1,624,641      (2,659,468)       (159,927)
          Foreign currency                                        (59,309)             --              --              --
                                                               (1,407,399)      1,624,641      (2,659,468)       (159,927)
     Net change in unrealized appreciation
       (depreciation) on:
          Investments                                           8,465,815      (4,047,536)      1,476,396      (1,651,274)
          Foreign currency                                     (8,036,960)             --              --              --
--------------------------------------------------------------------------------------------------------------------------
                                                                  428,855      (4,047,536)      1,476,396      (1,651,274)
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                 (978,544)     (2,422,895)     (1,183,072)     (1,811,201)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $   (917,129)   $ (2,584,143)   $ (1,197,634)   $ (1,831,802)
--------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                      $     21,844    $         --    $         --    $         --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                              Touchstone                                      Touchstone
                                                              Large Cap       Touchstone      Touchstone       Growth &
                                                                Growth       Enhanced 30      Value Plus        Income
                                                                 Fund            Fund            Fund            Fund

INVESTMENT INCOME (NOTE 1):
     Interest                                                $      1,599    $        795    $      1,522    $      7,814
     Dividends (a)                                                 17,087          89,388          52,525         385,754
--------------------------------------------------------------------------------------------------------------------------
          Total investment income                                  18,686          90,183          54,047         393,568
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                             32,331          34,622          26,228         134,110
     Custody                                                       25,501          27,053          25,954          31,332
     Administration fees                                            8,264           8,272           8,264           8,272
     Accounting and pricing fees                                    5,510           5,515           5,510           5,515
     Sponsor fees (Note 3)                                          8,621          10,653           6,994          33,528
     Professional fees                                              9,841           3,014           1,739           7,227
     Printing expense                                                 197             494             197           1,131
     Trustee fees (Note 3)                                          1,383             235             129           2,034
     Other expenses                                                 1,957           4,741           2,532          17,585
--------------------------------------------------------------------------------------------------------------------------
          Total expenses                                           93,605          94,599          77,547         240,734
          Fees waived and/or expenses reimbursed
            by the Advisor                                        (44,082)        (44,032)        (30,390)        (64,819)
          Waiver of Sponsor fees (Note 4)                          (8,621)        (10,653)         (6,994)        (33,528)
--------------------------------------------------------------------------------------------------------------------------
          Net expenses                                             40,902          39,914          40,163         142,387
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (22,216)         50,269          13,884         251,181
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investments                     (946,544)       (181,586)       (265,459)      1,386,364
     Net change in unrealized appreciation/
       depreciation on investments                             (1,374,843)     (1,038,571)       (864,214)     (2,062,391)
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                               (2,321,387)     (1,220,157)     (1,129,673)       (676,027)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $ (2,343,603)   $ (1,169,888)   $ (1,115,789)   $   (424,846)
--------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                      $         --    $         --    $        135    $        712

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS continued

                                                                                                    Touchstone      Touchstone
                                                    Touchstone      Touchstone      Touchstone       Standby          Money
                                                     Balanced       High Yield         Bond           Income          Market
                                                       Fund            Fund            Fund            Fund            Fund

INVESTMENT INCOME (NOTE 1):
     Interest                                      $    278,075    $  1,072,621    $    976,685    $    394,737    $    114,073
     Dividends (a)                                      109,919          40,984              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
          Total investment income                       387,994       1,113,605         976,685         394,737         114,073
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                  108,635          60,433          96,612          26,328          24,067
     Custody                                             30,393          28,863          23,617          16,595          26,336
     Administration fees                                  8,272           8,272           8,272           6,698           6,698
     Accounting and pricing fees                          5,515           5,515           5,515           4,466           4,466
     Sponsor fees (Note 3)                               27,159          21,784          35,132          21,063           9,627
     Professional fees                                    5,281           3,484           6,244           9,940           2,585
     Printing expense                                       949             197           1,178             197             197
     Trustee fees (Note 3)                                2,676             282           1,833           8,452           1,423
     Other expenses                                       8,888           8,096           8,325           5,383             107
--------------------------------------------------------------------------------------------------------------------------------
          Total expenses                                197,768         136,926         186,728          99,122          75,506
--------------------------------------------------------------------------------------------------------------------------------
          Fees waived and/or expenses reimbursed
            by the Advisor                              (48,467)        (27,828)        (19,811)        (25,417)        (36,980)
          Waiver of Sponsor fees (Note 4)               (27,159)        (21,784)        (35,132)        (21,063)         (9,627)
--------------------------------------------------------------------------------------------------------------------------------
          Net expenses                                  122,142          87,314         131,785          52,642          28,899
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   265,852       1,026,291         844,900         342,095          85,174
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     NET REALIZED GAIN (LOSS) ON:
          Investments                                   440,101        (236,528)        176,030        (227,954)             --
          Foreign currency                              (21,412)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
                                                        418,689        (236,528)        176,030        (227,954)             --
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
          Investments                                (2,151,613)     (1,297,530)        (15,191)        229,546              --
          Foreign currency                             (345,293)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
                                                     (2,496,906)     (1,297,530)        (15,191)        229,546              --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (2,078,217)     (1,534,058)        160,839           1,592              --
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $ (1,812,365)   $   (507,767)   $  1,005,739    $    343,687    $     85,174
--------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:            $        669    $         --    $         --    $         --    $         --

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  Touchstone                    Touchstone                    Touchstone
                                             International Equity             Emerging Growth                  Small Cap
                                                     Fund                          Fund                        Value Fund
                                          ---------------------------   ---------------------------   ---------------------------
                                            For the        For the        For the        For the        For the        For the
                                           Six Months        Year        Six Months        Year        Six Months        Year
                                             Ended          Ended          Ended          Ended          Ended          Ended
                                          June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002   December 31,
                                          (unaudited)        2001       (unaudited)        2001       (unaudited)        2001

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)         $     61,415   $     78,465   $   (161,248)  $   (257,371)  $    (14,562)  $    (33,156)
     Net realized gain (loss)               (1,407,399)    (9,122,277)     1,624,641      4,054,097     (2,659,468)       339,029
     Net change in unrealized
       appreciation/depreciation               428,855        735,879     (4,047,536)    (5,188,794)     1,476,396      1,269,864
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from operations               (917,129)    (8,307,933)    (2,584,143)    (1,392,068)    (1,197,634)     1,575,737
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                          --             --             --             --             --        (15,947)
     Realized capital gains                         --             --             --     (2,944,481)            --        (18,422)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions              --             --             --     (2,944,481)            --        (34,369)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold              13,033,309      7,640,742     13,406,085      7,341,770      1,241,039      1,104,811
     Reinvestment of dividends                      --             --             --      2,944,481             --         34,369
     Cost of shares redeemed               (13,931,567)   (15,893,266)   (15,402,838)   (11,761,932)      (783,428)    (2,564,459)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                (898,258)    (8,252,524)    (1,996,753)    (1,475,681)       457,611     (1,425,279)
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease)
       in net assets                        (1,815,387)   (16,560,457)    (4,580,896)    (5,812,230)      (740,023)       116,089
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                    16,225,700     32,786,157     36,305,228     42,117,458     10,576,754     10,460,665
----------------------------------------------------------------------------------------------------------------------------------
     End of period                        $ 14,410,313   $ 16,225,700   $ 31,724,332   $ 36,305,228   $  9,836,731   $ 10,576,754
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                      $ 26,559,310   $ 27,457,568   $ 26,253,960   $ 28,250,713   $ 14,280,741   $ 13,823,130
     Undistributed (distributions in
       excess of) net investment income         46,675        (14,740)      (161,248)            --        (14,562)            --
     Accumulated net realized
       gain (loss) on investments          (11,698,619)   (10,291,220)     2,792,472      1,167,831     (3,477,668)      (818,200)
     Net unrealized appreciation
       (depreciation) on investments          (497,053)      (925,908)     2,839,148      6,886,684       (951,780)    (2,428,176)
----------------------------------------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding              $ 14,410,313   $ 16,225,700   $ 31,724,332   $ 36,305,228   $  9,836,731   $ 10,576,754
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Shares sold                             1,803,051        978,405        758,161        403,014        202,892        186,904
     Shares reinvested                              --             --             --        161,077             --          5,263
     Shares redeemed                        (1,921,898)    (1,880,941)      (868,519)      (645,388)      (129,843)      (397,356)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                  (118,847)      (902,536)      (110,358)       (81,297)        73,049       (205,189)
     Beginning of period                     2,147,040      3,049,576      2,001,325      2,082,622      1,621,509      1,826,698
----------------------------------------------------------------------------------------------------------------------------------
     End of period                           2,028,193      2,147,040      1,890,967      2,001,325      1,694,558      1,621,509
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS continued

                                                  Touchstone                    Touchstone                    Touchstone
                                                 Growth/Value                 Large Cap Growth                Enhanced 30
                                                     Fund                          Fund                        Value Fund
                                          ---------------------------   ---------------------------   ---------------------------
                                            For the        For the        For the        For the        For the        For the
                                           Six Months        Year        Six Months        Year        Six Months        Year
                                             Ended          Ended          Ended          Ended          Ended          Ended
                                          June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002   December 31,
                                           (unaudited)     2001 (a)      (unaudited)     2001 (a)      (unaudited)       2001

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)         $    (20,601)  $    (19,673)  $    (22,216)  $    (19,341)  $     50,269   $    104,549
     Net realized gain (loss)                 (159,927)      (475,816)      (946,544)      (925,124)      (181,586)      (223,117)
     Net change in unrealized
       appreciation/depreciation            (1,651,274)      (205,604)    (1,374,843)       109,664     (1,038,571)    (1,324,674)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from operations             (1,831,802)      (701,093)    (2,343,603)      (834,801)    (1,169,888)    (1,443,242)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                          --             --             --             --             --       (104,807)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold               1,406,830      6,612,927        223,187     10,437,681        366,563        437,203
     Reinvestment of dividends                      --             --             --             --             --        104,807
     Cost of shares redeemed                  (506,282)      (118,823)      (231,116)       (20,518)      (449,485)      (675,212)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                 900,548      6,494,104         (7,929)    10,417,163        (82,922)      (133,202)
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease)
       in net assets                          (931,254)     5,793,011     (2,351,532)     9,582,362     (1,252,810)    (1,681,251)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                     5,793,011             --      9,582,362             --     11,019,877     12,701,128
----------------------------------------------------------------------------------------------------------------------------------
     End of period                        $  4,861,757   $  5,793,011   $  7,230,830   $  9,582,362   $  9,767,067   $ 11,019,877
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                      $  7,374,979   $  6,474,431   $ 10,389,893   $ 10,397,822   $ 12,204,853   $ 12,287,775
     Undistributed (distributions in
       excess of) net investment income        (20,601)            --        (22,216)            --         50,274              5
     Accumulated net realized
       gain (loss) on investments             (635,743)      (475,816)    (1,871,668)      (925,124)      (733,555)      (551,969)
     Net unrealized appreciation
       (depreciation) on investments        (1,856,878)      (205,604)    (1,265,179)       109,664     (1,754,505)      (715,934)
----------------------------------------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding              $  4,861,757   $  5,793,011   $  7,230,830   $  9,582,362   $  9,767,067   $ 11,019,877
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Shares sold                               186,493        683,237         30,466      1,068,342         43,382         46,952
     Shares reinvested                              --             --             --             --             --         11,606
     Shares redeemed                           (73,168)       (13,564)       (32,026)        (2,259)       (52,421)       (72,926)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                   113,325        669,673         (1,560)     1,066,083         (9,039)       (14,368)
     Beginning of period                       669,673             --      1,066,083             --      1,233,342      1,247,710
----------------------------------------------------------------------------------------------------------------------------------
     End of period                             782,998        669,673      1,064,523      1,066,083      1,224,303      1,233,342
----------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.

See accompanying notes to financial statements.

                                                  Touchstone                    Touchstone                    Touchstone
                                                  Value Plus                  Growth & Income                  Balanced
                                                     Fund                          Fund                        Value Fund
                                          ---------------------------   ---------------------------   ---------------------------
                                            For the        For the        For the        For the        For the        For the
                                           Six Months        Year        Six Months        Year        Six Months        Year
                                             Ended          Ended          Ended          Ended          Ended          Ended
                                          June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002   December 31,
                                          (unaudited)        2001       (unaudited)        2001       (unaudited)        2001

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                $     13,884   $     29,268   $    251,181   $    485,688   $    265,852   $    827,227
     Net realized gain (loss)                 (265,459)        12,448      1,386,364      1,126,944        418,689        452,765
     Net change in unrealized
       appreciation/depreciation              (864,214)      (136,067)    (2,062,391)    (3,862,234)    (2,496,906)      (491,414)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from operations             (1,115,789)       (94,351)      (424,846)    (2,249,602)    (1,812,365)       788,578
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                          --             --             --       (732,234)            --       (867,214)
     Realized capital gains                         --        (79,697)            --     (1,644,765)            --       (409,980)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions              --        (79,697)            --     (2,376,999)            --     (1,277,194)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold               1,064,971      2,570,381        483,328        984,873      1,720,991      3,114,794
     Reinvestment of dividends                      --         79,697             --      2,376,999             --      1,277,194
     Cost of shares redeemed                (1,270,884)    (2,093,897)    (3,149,700)   (21,946,881)    (2,763,247)    (9,439,476)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from share transactions                     (205,913)       556,181     (2,666,372)   (18,585,009)    (1,042,256)    (5,047,488)
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease)
       in net assets                        (1,321,702)       382,133     (3,091,218)   (23,211,610)    (2,854,621)    (5,536,104)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                     7,174,977      6,792,844     34,123,411     57,335,021     28,227,089     33,763,193
----------------------------------------------------------------------------------------------------------------------------------
     End of period                        $  5,853,275   $  7,174,977   $ 31,032,193   $ 34,123,411   $ 25,372,468   $ 28,227,089
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                      $  6,866,173   $  7,072,086   $ 28,238,651   $ 30,905,023   $ 25,974,341   $ 27,016,597
     Undistributed net investment
       income                                   43,152         29,268        736,846        485,665        290,388         24,536
     Accumulated net realized gain
       (loss) on investments                  (313,435)       (47,976)     2,226,236        839,872        306,127       (112,562)
     Net unrealized appreciation
       (depreciation) on investments          (742,615)       121,599       (169,540)     1,892,851     (1,198,388)     1,298,518
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
  to shares outstanding                   $  5,853,275   $  7,174,977   $ 31,032,193   $ 34,123,411   $ 25,372,468   $ 28,227,089
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Shares sold                               105,767        242,690         46,991         89,615        125,049        217,294
     Shares reinvested                              --          7,605             --        237,226             --         91,359
     Shares redeemed                          (130,423)      (200,654)      (311,005)    (1,980,821)      (202,405)      (657,779)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                   (24,656)        49,641       (264,014)    (1,653,980)       (77,356)      (349,126)
     Beginning of period                       689,598        639,957      3,436,594      5,090,574      2,022,019      2,371,145
----------------------------------------------------------------------------------------------------------------------------------
End of period                                  664,942        689,598      3,172,580      3,436,594      1,944,663      2,022,019
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS continued

                                                  Touchstone                    Touchstone
                                                  High Yield                       Bond
                                                     Fund                          Fund
                                          ---------------------------   ----------------------------
                                            For the        For the        For the        For the
                                           Six Months        Year        Six Months        Year
                                             Ended          Ended          Ended          Ended
                                         June 30, 2002   December 31,  June 30, 2002   December 31,
                                          (unaudited)        2001       (unaudited)        2001

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                $  1,026,291   $  1,691,285   $    844,900   $  1,895,125
     Net realized gain (loss)                 (236,528)         6,908        176,030        625,777
     Net change in unrealized
       appreciation/depreciation            (1,297,530)      (567,540)       (15,191)         8,812
----------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from operations       (507,767)     1,130,653      1,005,739      2,529,714
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                          --     (1,728,333)            --     (2,116,586)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold              14,120,766     16,535,531      3,158,521      3,011,471
     Reinvestment of dividends                      --      1,728,333             --      2,116,586
     Cost of shares redeemed                (5,363,499)   (15,390,289)    (2,089,765)    (3,701,064)
----------------------------------------------------------------------------------------------------
     Net increase from share
       transactions                          8,757,267      2,873,575      1,068,756      1,426,993
----------------------------------------------------------------------------------------------------
     Total increase in net assets            8,249,500      2,275,895      2,074,495      1,840,121
----------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                    18,024,205     15,748,310     34,837,942     32,997,821
----------------------------------------------------------------------------------------------------
     End of period                        $ 26,273,705   $ 18,024,205   $ 36,912,437   $ 34,837,942
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                      $ 31,191,036   $ 22,433,769   $ 34,733,597   $ 33,664,841
     Undistributed (distributions in
       excess of) net investment income        957,766        (68,525)     2,767,222      1,922,322
     Accumulated net realized
       loss on investments                  (2,155,504)    (1,918,976)      (854,857)    (1,030,887)
     Net unrealized appreciation
       (depreciation) on investments        (3,719,593)    (2,422,063)       266,475        281,666
----------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding              $ 26,273,705   $ 18,024,205   $ 36,912,437   $ 34,837,942
----------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Shares sold                             1,811,282      2,040,469        298,639        277,911
     Shares reinvested                              --        231,991             --        204,897
     Shares redeemed                          (697,545)    (1,897,036)      (197,683)      (345,158)
----------------------------------------------------------------------------------------------------
     Net increase                            1,113,737        375,424        100,956        137,650
     Beginning of period                     2,413,893      2,038,469      3,356,409      3,218,759
----------------------------------------------------------------------------------------------------
     End of period                           3,527,630      2,413,893      3,457,365      3,356,409
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                  Touchstone                    Touchstone
                                                Standby Income                 Money Market
                                                     Fund                          Fund
                                          ---------------------------   ---------------------------
                                            For the        For the        For the        For the
                                           Six Months        Year        Six Months        Year
                                             Ended          Ended          Ended          Ended
                                         June 30, 2002   December 31,  June 30, 2002   December 31,
                                          (unaudited)        2001       (unaudited)      2001 (a)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                $    342,095   $  1,034,181   $     85,174   $    122,313
     Net realized gain (loss)                 (227,954)         4,071             --            779
     Net change in unrealized
       appreciation/depreciation               229,546       (105,112)            --             --
----------------------------------------------------------------------------------------------------
     Net increase in net assets
       resulting from operations               343,687        933,140         85,174        123,092
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                    (332,767)    (1,141,665)       (85,385)      (122,313)
     Realized capital gains                         --             --             --           (779)
----------------------------------------------------------------------------------------------------
     Total dividends and distributions        (332,767)    (1,141,665)       (85,385)      (123,092)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold               1,986,091     12,349,989     77,472,155     30,349,128
     Reinvestment of dividends                 332,767      1,269,145         85,385        123,092
     Cost of shares redeemed                (5,424,369)   (13,358,236)   (78,401,030)   (20,172,139)
----------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions                   (3,105,511)       260,898       (843,490)    10,300,081
----------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                           (3,094,591)        52,373       (843,701)    10,300,081
----------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                    22,780,725     22,728,352     10,300,081             --
----------------------------------------------------------------------------------------------------
     End of period                        $ 19,686,134   $ 22,780,725   $  9,456,380   $ 10,300,081
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                      $ 20,173,699   $ 23,279,210   $  9,456,591   $ 10,300,081
     Undistributed (distributions in
       excess of) net investment income        (51,602)       (60,930)          (211)            --
     Accumulated net realized loss
       on investments                         (510,245)      (282,291)            --             --
     Net unrealized appreciation
       (depreciation) on investments            74,282       (155,264)            --             --
----------------------------------------------------------------------------------------------------
Net assets applicable
  to shares outstanding                   $ 19,686,134   $ 22,780,725   $  9,456,380   $ 10,300,081
----------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Shares sold                               201,688      1,246,113     77,472,155     30,349,128
     Shares reinvested                          33,820        128,409         85,385        123,092
     Shares redeemed                          (551,322)    (1,355,421)   (78,401,030)   (20,172,139)
----------------------------------------------------------------------------------------------------
     Net increase (decrease)                  (315,814)        19,101       (843,490)    10,300,081
     Beginning of period                     2,313,784      2,294,683     10,300,081             --
----------------------------------------------------------------------------------------------------
     End of period                           1,997,970      2,313,784      9,456,591     10,300,081
----------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                               Touchstone
                                                                          International Equity
                                                                                  Fund
                                             -----------------------------------------------------------------------------
                                             For the
                                            Six Months       For the      For the      For the      For the      For the
                                              Ended            Year         Year         Year         Year         Year
                                             June 30,         Ended        Ended        Ended        Ended        Ended
                                               2002          December     December     December     December     December
                                           (unaudited)       31, 2001     31, 2000     31, 1999     31, 1998     31, 1997

NET ASSET VALUE, BEGINNING OF PERIOD         $   7.56        $  10.75     $  17.54     $  13.96     $  12.01     $  11.07
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.03            0.03         0.02         0.06         0.06         0.07
Net realized and unrealized gain
  (loss) on investments                         (0.48)          (3.22)       (3.39)        5.00         2.37         1.56
--------------------------------------------------------------------------------------------------------------------------
          Total from investment operations      (0.45)          (3.19)       (3.37)        5.06         2.43         1.63
--------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                         --              --        (0.12)       (0.07)       (0.10)       (0.05)
     In excess of net investment income            --              --           --           --           --           --
     Realized capital gains                        --              --        (3.30)       (1.41)       (0.38)       (0.64)
--------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions             --              --        (3.42)       (1.48)       (0.48)       (0.69)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   7.11        $   7.56     $  10.75     $  17.54     $  13.96     $  12.01
--------------------------------------------------------------------------------------------------------------------------
Total return (b)                                (5.95)%(c)     (29.67)%     (18.90)%      36.47%       20.21%       14.76%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)           $ 14,410        $ 16,226     $ 32,786     $ 40,663     $ 33,813     $ 19,703
Ratios to average net assets:
     Net expenses                                1.25%(d)        1.25%        1.25%        1.25%        1.25%        1.25%
     Net investment income (loss)                1.49%(d)        0.36%       (0.02)%       0.37%        0.49%        0.71%
     Expenses, without waiver
       and reimbursement                         2.85%(d)        2.21%        1.74%        1.84%        1.95%        3.19%
Portfolio turnover                                282%(d)         160%         121%         156%         141%         149%
--------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1999.
(b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                           Touchstone
                                        Emerging Growth
                                              Fund
---------------------------------------------------------------------------------------------
 For the
Six Months          For the         For the         For the         For the         For the
  Ended               Year            Year            Year            Year            Year
 June 30,            Ended           Ended           Ended           Ended           Ended
   2002             December        December        December        December        December
(unaudited)         31, 2001        31, 2000        31, 1999        31, 1998        31, 1997

$    18.14         $    20.22      $    19.23      $    15.33      $    15.40      $    12.20
----------------------------------------------------------------------------------------------
     (0.09)             (0.13)          (0.05)          (0.05)           0.02            0.03
     (1.27)             (0.39)           5.71            7.13            0.46            4.06
----------------------------------------------------------------------------------------------
     (1.36)             (0.52)           5.66            7.08            0.48            4.09
----------------------------------------------------------------------------------------------
        --                 --              --              --           (0.03)          (0.03)
        --              (1.56)          (4.67)          (3.18)          (0.52)          (0.86)
----------------------------------------------------------------------------------------------
        --              (1.56)          (4.67)          (3.18)          (0.55)          (0.89)
----------------------------------------------------------------------------------------------
$    16.78         $    18.14      $    20.22      $    19.23      $    15.33      $    15.40
----------------------------------------------------------------------------------------------
(7.50)%(c)              (2.62)%        (29.62)%         46.75%           3.28%          33.67%

$   31,724         $   36,305      $   42,117      $   36,879      $   31,264      $   19,417

      1.15%(d)           1.15%           1.12%           1.15%           1.15%           1.15%
      0.93%(d)          (0.72)%         (0.24)%         (0.34)%          0.14%           0.27%
      1.36%(d)           1.36%           1.32%           1.42%           1.49%           2.19%
        74%(d)             85%             77%             89%             66%             88%


                           Touchstone
                         Small Cap Value
                              Fund
-------------------------------------------------------------
 For the
Six Months          For the         For the         For the
  Ended               Year            Year            Year
 June 30,            Ended           Ended           Ended
   2002             December        December        December
(unaudited)         31, 2001        31, 2000        31, 1999

$     6.52         $     5.73      $    11.79      $    10.00
-----------------------------------------------------------------
     (0.04)             (0.02)          (0.05)          (0.03)
     (0.68)              0.83           (2.38)           1.82
-----------------------------------------------------------------
     (0.72)              0.81           (2.43)           1.79
-----------------------------------------------------------------

        --              (0.01)             --              --
        --              (0.01)          (3.63)             --
        --              (0.02)          (3.63)             --
-----------------------------------------------------------------
$     5.80         $     6.52      $     5.73      $    11.79
-----------------------------------------------------------------
(11.04)%(c)             14.16%         (19.70)%         17.90%(c)

$    9,837         $   10,577      $   10,461      $   12,070

      1.00%(d)           1.00%           1.00%           1.00%(d)
(0.28)%(d)              (0.33)%         (0.71)%    (0.48)%(d)
      1.95%(d)           2.16%           1.85%           2.03%(d)
       260%(d)            192%            217%             86%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS continued

Selected data for a share outstanding:

                                           Touchstone         Touchstone         Touchstone         Touchstone
                                          Growth/Value     Large Cap Value      Enhanced 30         Value Plus
                                              Fund               Fund               Fund               Fund

NET ASSET VALUE, BEGINNING OF PERIOD       $     8.65         $    10.00         $     8.99         $    10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.05)             (0.03)             (0.04)             (0.02)
Net realized and unrealized gain
  (loss) on investments                         (2.39)             (1.32)             (2.16)             (0.99)
-------------------------------------------------------------------------------------------------------------------
     Total from investment operations           (2.44)             (1.35)             (2.20)             (1.01)
-------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                         --                 --                 --                 --
     In excess of net investment income            --                 --                 --                 --
     Realized capital gains                        --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions             --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     6.21         $     8.65         $     6.79         $     8.99
-------------------------------------------------------------------------------------------------------------------
Total return (d)                               (28.20)%(e)        (13.50)%(e)        (24.47)%(e)        (10.10)%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $    4,862         $    5,793         $    7,863         $    9,582
Ratios to average net assets:
     Net expenses                                1.10%(f)           1.10%(f)           0.95%(f)           0.95%(f)
     Net investment income (loss)               (0.74)%(f)         (0.57)%(f)         (0.52)%(f)         (0.37)%(f)
     Expenses, without waiver and
       reimbursement                             2.82%(f)           3.00%(f)           2.17%(f)           2.28%(f)
Portfolio turnover                                 37%(f)             36%                81%(f)             44%
-------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.
(b)  The Fund commenced operations on May 1, 1999.
(c)  The Fund commenced operations on May 1, 1998.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(e)  Not annualized.
(f)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           Touchstone
                           Enhanced 30
                              Fund
-----------------------------------------------------------------
 For the
Six Months          For the         For the         For the
  Ended               Year            Year            Year
 June 30,            Ended           Ended           Ended
   2002             December        December        December
(unaudited)         31, 2001        31, 2000      31, 1999(b)

$     8.93         $    10.18      $    10.55      $    10.00
-----------------------------------------------------------------
      0.04               0.09            0.06            0.05
     (0.99)             (1.25)          (0.37)           0.55
-----------------------------------------------------------------
     (0.95)             (1.16)          (0.31)           0.60
-----------------------------------------------------------------
        --              (0.09)          (0.06)          (0.05)
        --                 --              --              --
        --                 --              --              --
-----------------------------------------------------------------
        --              (0.09)          (0.06)          (0.05)
-----------------------------------------------------------------
$     7.98         $     8.93      $    10.18      $    10.55
-----------------------------------------------------------------
    (10.64)%(e)        (11.45)%         (3.00)%          5.99%(e)

$    9,767         $   11,020      $   12,701      $   13,532

      0.75%(f)           0.75%           0.75%           0.75%(f)
      0.94%(f)           0.90%           0.58%           0.83%(f)
      1.78%(f)           1.79%           1.67%           1.77%(f)
        28%(f)              6%             27%              9%

                                   Touchstone
                                   Value Plus
                                      Fund
---------------------------------------------------------------------------------
 For the
Six Months          For the         For the         For the         For the
  Ended               Year            Year            Year            Year
 June 30,            Ended           Ended           Ended           Ended
   2002             December        December        December        December
(unaudited)         31, 2001        31, 2000        31, 1999        31, 1998
$    10.40         $    10.61      $    11.22      $    10.18      $    10.00
---------------------------------------------------------------------------------

      0.02               0.04            0.06            0.03            0.03
     (1.62)             (0.13)           0.24            1.49            0.18
---------------------------------------------------------------------------------
     (1.60)             (0.09)           0.30            1.52            0.21
---------------------------------------------------------------------------------
        --                 --           (0.06)          (0.03)          (0.03)
        --                 --              --              --              --
        --              (0.12)          (0.85)          (0.45)             --
---------------------------------------------------------------------------------
        --              (0.12)          (0.91)          (0.48)          (0.03)
---------------------------------------------------------------------------------
$     8.80         $    10.40      $    10.61      $    11.22      $    10.18
---------------------------------------------------------------------------------
(15.38)%(e)             (0.88)%          2.60%          15.02%           2.11%(e)

$    5,853         $    7,175      $    6,793      $    7,171      $    3,168

      1.15%(f)           1.15%           1.15%           1.15%           1.15%(f)
      0.40%(f)           0.43%           0.49%           0.26%           0.65%(f)
      2.22%(f)           2.24%           2.16%           2.37%           7.49%(f)
        68%(f)             50%             55%            101%            100%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS continued

Selected data for a share outstanding:

                                                                                 Touchstone
                                                                              Growth & Income
                                                                                    Fund
                                           --------------------------------------------------------------------
                                            For the
                                           Six Months          For the            For the            For the
                                             Ended               Year               Year               Year
                                            June 30,            Ended              Ended              Ended
                                              2002             December           December           December
                                          (unaudited)          31, 2001           31, 2000         31, 1999(a)
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.93         $    11.26         $    10.71         $    10.46
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.09               0.23               0.19               0.23
Net realized and unrealized gain
  (loss) on investments                         (0.24)             (0.82)              1.11               0.02
---------------------------------------------------------------------------------------------------------------
          Total from investment operations      (0.15)             (0.59)              1.30               0.25
---------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                         --              (0.23)             (0.23)                --
     In excess of net investment income            --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------
     Realized capital gains                        --              (0.51)             (0.52)                --
---------------------------------------------------------------------------------------------------------------
     Total dividends and distributions             --              (0.74)             (0.75)                --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     9.78         $     9.93         $    11.26         $    10.71
---------------------------------------------------------------------------------------------------------------
Total return (d)                                (1.51)%(e)         (5.28)%            12.20%              2.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   31,032         $   34,123         $   57,335         $   64,779
Ratios to average net assets:
     Net expenses                                0.85%(f)           0.85%              0.85%              0.85%
     Net investment income (loss)                1.50%(f)           1.13%              1.30%              1.49%
     Expenses, without waiver
       and reimbursement                         1.44%(f)           1.36%              1.29%              1.28%
Portfolio turnover                                 62%(f)            149%                88%                65%
---------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on January 1, 1999.
(b) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone High Yield Fund was a decrease in net investment income of $.013 and $.014, respectively, and increase in net realized and unrealized gains and losses of $.013 and $.014, respectively, and a decrease in the ratio of net investment income from 2.78% and 9.78%, to 2.69% and 9.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)  The Fund commenced operations on May 1, 1999.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(e)  Not annualized.
(f)  Annualized.

--------------------------------------------------------------------------------

                                           Touchstone
                                            Balanced
                                              Fund
----------------------------------------------------------------------------------------------
 For the
Six Months          For the         For the         For the         For the         For the
  Ended               Year            Year            Year            Year            Year
 June 30,            Ended           Ended           Ended           Ended           Ended
   2002             December        December        December        December        December
(unaudited)       31, 2001(b)       31, 2000        31, 1999        31, 1998        31, 1997
$    13.96         $    14.24      $    13.80      $    13.96      $    13.99      $    12.84
----------------------------------------------------------------------------------------------

      0.14               0.38            0.50            0.43            0.35            0.31
     (1.05)                --            1.25            0.90            0.40            2.05
----------------------------------------------------------------------------------------------
     (0.91)              0.38            1.75            1.33            0.75            2.36
----------------------------------------------------------------------------------------------

        --              (0.38)          (0.52)          (0.43)          (0.37)          (0.32)
        --              (0.07)             --              --              --              --
        --              (0.21)          (0.79)          (1.06)          (0.41)          (0.89)
----------------------------------------------------------------------------------------------
        --              (0.66)          (1.31)          (1.49)          (0.78)          (1.21)
----------------------------------------------------------------------------------------------
$    13.05         $    13.96      $    14.24      $    13.80      $    13.96      $    13.99
----------------------------------------------------------------------------------------------
     (6.52)%(e)          2.67%          12.70%           9.62%           5.44%          18.61%

$   25,372         $   28,227      $   33,763      $   36,716      $   41,250      $   22,287

      0.90%(f)           0.90%           0.92%           0.90%           0.90%           0.90%
      1.96%(f)           2.69%           3.20%           2.55%           2.67%           2.61%
      1.46%(f)           1.43%           1.39%           1.35%           1.37%           2.04%
        93%(f)             59%             54%             73%             51%             86%
----------------------------------------------------------------------------------------------


                           Touchstone
                           High Yield
                              Fund
-----------------------------------------------------------------
 For the
Six Months          For the         For the         For the
  Ended               Year            Year            Year
 June 30,            Ended           Ended           Ended
   2002             December        December        December
(unaudited)       31, 2001(b)       31, 2000       31, 1999(c)

$     7.47         $     7.73      $     8.61      $    10.00
-----------------------------------------------------------------

      0.30               0.78            0.82            0.58
     (0.32)             (0.25)          (0.88)          (1.39)
-----------------------------------------------------------------
     (0.02)              0.53           (0.06)          (0.81)
-----------------------------------------------------------------

        --              (0.78)          (0.82)          (0.58)
        --              (0.01)             --              --
        --                 --              --              --
-----------------------------------------------------------------
        --              (0.79)          (0.82)          (0.58)
-----------------------------------------------------------------
$     7.45         $     7.47      $     7.73      $     8.61
-----------------------------------------------------------------
(0.27)%(e)               6.93%          (0.70)%    (8.11)%(e)

$   26,274         $   18,024      $   15,748      $   14,916

      0.80%(f)           0.80%           0.80%           0.80%(f)
      9.39%(f)           9.59%           9.82%           9.41%(f)
      1.25%(f)           1.45%           1.50%           1.53%(f)
        62%(f)             25%             62%             42%
-----------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS continued

Selected data for a share outstanding:

                                                                        Touchstone
                                                                           Bond
                                                                           Fund
                                           ---------------------------------------------------------------------
                                            For the
                                           Six Months          For the            For the            For the
                                             Ended               Year               Year               Year
                                            June 30,            Ended              Ended              Ended
                                              2002             December           December           December
                                           (unaudited)        31, 2001(a)         31, 2000         31, 1999(c)
NET ASSET VALUE, BEGINNING OF PERIOD       $    10.38         $    10.25         $     9.98         $    10.20
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.23               0.60               0.74               0.76
Net realized and unrealized gain
  (loss) on investments                          0.07               0.20               0.18              (0.89)
----------------------------------------------------------------------------------------------------------------
          Total from investment operations       0.30               0.80               0.92              (0.13)
----------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                         --              (0.67)             (0.65)             (0.09)
     In excess of net investment income            --                 --                 --                 --
     Realized capital gains                        --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------
     Total dividends and distributions             --              (0.67)             (0.65)             (0.09)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    10.68         $    10.38         $    10.25         $     9.98
----------------------------------------------------------------------------------------------------------------
Total return (f)                                 2.89%(g)           7.85%              9.20%             (1.28)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   36,912         $   34,838         $   32,998         $   34,700
Ratios to average net assets:
     Net expenses                                0.75%(h)           0.75%              0.75%              0.75%
     Net investment income (loss)                5.19%(h)           5.59%              6.36%              6.04%
     Expenses, without waiver
       and reimbursement                         1.06%(h)           1.09%              1.09%              1.07%
Portfolio turnover                                106%(h)             92%               123%                45%
----------------------------------------------------------------------------------------------------------------

(a) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Bond Fund and the Touchstone Standby Income Fund was a decrease in net investment income of $.013 and $.016, respectively, and increase in net realized and unrealized gains and losses of $.013 and $.016, respectively, and a decrease in the ratio of net investment income from 5.72% and 4.77%, to 5.59% and 4.62%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on January 1, 1999.
(c)  The Fund commenced operations on May 1, 2001.
(d)  Calculated using average shares outstanding throughout period.
(e)  Less than $0.01 per share.
(f) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(g)  Not annualized.
(h)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                           Touchstone
                                         Standby Income
                                              Fund
----------------------------------------------------------------------------------------------
 For the
Six Months          For the         For the         For the         For the         For the
  Ended               Year            Year            Year            Year            Year
 June 30,            Ended           Ended           Ended           Ended           Ended
   2002             December        December        December        December        December
(unaudited)       31, 2001(a)       31, 2000        31, 1999        31, 1998        31, 1997
$     9.85         $     9.90      $     9.92      $    10.01      $    10.00      $    10.01
----------------------------------------------------------------------------------------------

      0.15               0.45(d)         0.52            0.56            0.55            0.54
        --                 --           (0.02)          (0.09)           0.01           (0.01)
----------------------------------------------------------------------------------------------
      0.15               0.45            0.50            0.47            0.56            0.53
----------------------------------------------------------------------------------------------

     (0.15)             (0.45)          (0.52)          (0.56)          (0.55)          (0.54)
        --              (0.05)             --              --              --              --
        --                 --              --              --              --              --
----------------------------------------------------------------------------------------------
     (0.15)             (0.50)          (0.52)          (0.56)          (0.55)          (0.54)
----------------------------------------------------------------------------------------------
$     9.85         $     9.85      $     9.90      $     9.92      $    10.01      $    10.00
----------------------------------------------------------------------------------------------
      1.57%(g)           4.69%           5.20%           4.86%           5.71%           5.41%

$   19,686         $   22,781      $   22,728      $   29,479      $   26,450      $   17,562

      0.50%(h)           0.50%           0.50%           0.50%           0.50%           0.50%
      3.83%(h)           4.62%           6.32%           5.65%           5.47%           5.42%
      0.94%(h)           0.96%           0.87%           0.87%           0.95%           1.48%
        47%(h)             22%             77%             56%            328%            251%
----------------------------------------------------------------------------------------------


         Touchstone
         Money Market
            Fund
---------------------------------
 For the
Six Months          For the
  Ended               Year
 June 30,            Ended
   2002             December
(unaudited)       31, 2001(a)

$     1.00         $     1.00
---------------------------------

      0.01               0.02(d)
        --               0.00(e)
---------------------------------
      0.01               0.02
---------------------------------

     (0.01)             (0.02)
        --                 --
        --              (0.00)(e)
---------------------------------
     (0.01)             (0.02)
---------------------------------
$     1.00         $     1.00
---------------------------------
      1.79%(h)           2.09%(g)

$    9,451         $   10,300

      0.60%(h)           0.60%(h)
      1.76%(h)           2.95%(h)
      1.56%(h)           2.31%(h)
      0.00%              0.00%
---------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of thirteen Funds: Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Large Cap Growth Fund (formerly the Touchstone Equity Fund), Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund and Touchstone Money Market Fund (collectively, the "Funds"). The Touchstone Growth/Value Fund, Touchstone Large Cap Growth Fund, and the Touchstone Money Market Fund commenced operations on May 1, 2001.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2002, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group ("Western-Southern"), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern.

The accounting policies of the Trust are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. dividends and distributions. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Standby Income Fund, Touchstone Large Cap Growth Fund and Touchstone Money Market Fund, are recorded by each Fund annually. The Touchstone Large Cap Growth Fund will declare and pay dividends quarterly. The Touchstone Standby Income Fund and Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences, which may result in distribution reclassifications, are primarily due to passive foreign investment companies (PFIC), foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS continued

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 2002, the following Funds had the following open forward foreign currency and spot contracts:

                                                                            Unrealized
                                 Contracts To      In Exchange             Appreciation/
Fund Name         Maturity      Deliver/Receive        For        Value   (Depreciation)
----------------------------------------------------------------------------------------
Touchstone
Balanced Fund
Sales             08/19/02    GBP         117,800    $170,810    $178,971    $ (8,162)
----------------------------------------------------------------------------------------
                  09/18/02    ZAR         212,702      20,234      20,202          32
----------------------------------------------------------------------------------------
                                                                              $(8,130)
----------------------------------------------------------------------------------------
GBP -- Great Britain Pound
ZAR -- South African Rand

Touchstone
International
Equity Fund
Purchases         07/01/02    EUR           5,965    $  5,851    $  5,891    $     40
----------------------------------------------------------------------------------------
                  07/15/02    JPY      20,297,000    $162,964    $169,462    $ (6,499)
----------------------------------------------------------------------------------------
                  07/22/02    JPY      18,150,000    $145,778    $151,596    $ (5,818)
----------------------------------------------------------------------------------------
                  08/13/02    JPY      17,858,000    $143,599    $149,335    $ (5,735)
----------------------------------------------------------------------------------------
                  08/28/02    JPY       3,643,000    $30,545     $ 30,488    $     57
----------------------------------------------------------------------------------------
Sales             07/01/02    EUR          12,368    $ 12,132    $ 12,215    $    (83)
----------------------------------------------------------------------------------------
                                                                             $(18,038)
----------------------------------------------------------------------------------------

JPY -- Japanese Yen
EUR -- Euro Dollar

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Board of Trustees. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

--------------------------------------------------------------------------------

2.   Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3.   Transactions with Affiliates

INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"), a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2002, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:

          Touchstone      Touchstone     Touchstone    Touchstone    Touchstone
         International     Emerging      Small Cap      Growth/       Large Cap
          Equity Fund     Growth Fund    Value Fund    Value Fund    Growth Fund
Rate         0.95%           0.80%         0.80%         1.00%          0.75%
--------------------------------------------------------------------------------
          Touchstone      Touchstone     Touchstone    Touchstone    Touchstone
          Enhanced 30     Value Plus      Growth &      Balanced     High Yield
             Fund            Fund        Income Fund      Fund          Fund
Rate         0.65%           0.75%         0.80%         0.80%         0.55%*
--------------------------------------------------------------------------------
          Touchstone      Touchstone     Touchstone
             Bond           Standby        Money
             Fund         Income Fund   Market Fund
Rate         0.55%           0.25%         0.50%
--------------------------------------------------------------------------------
* The advisory fee rate changed to 0.50% on an annualized basis effective May 1, 2002.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS continued

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. At June 30, 2002, the following sub-advisory agreements are in place:

TOUCHSTONE INTERNATIONAL EQUITY FUND         Bank of Ireland Asset Management
                                             (U.S.) Limited (effective May 1,
                                             2002)

TOUCHSTONE EMERGING GROWTH FUND              TCW Investment Management Company
                                             Westfield Capital Management
                                             Company, Inc.

TOUCHSTONE SMALL CAP VALUE FUND              Ark Asset Management Co., Inc.
                                             (effective May 1, 2002)

TOUCHSTONE GROWTH/VALUE FUND                 Mastrapasqua & Associates, Inc.

TOUCHSTONE LARGE CAP GROWTH FUND             Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE ENHANCED 30 FUND                  Todd Investment Advisors, Inc.

TOUCHSTONE VALUE PLUS FUND                   Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE GROWTH & Income Fund              Deutsche Investment Management
                                             Americas Inc.

TOUCHSTONE BALANCED FUND                     OpCap Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND                   Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE BOND FUND                         Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE STANDBY INCOME FUND               Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE MONEY MARKET FUND                 Fort Washington Investment
                                             Advisors, Inc.

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through June 30, 2002 on all Funds except for $2,079 for the Touchstone Emerging Growth Fund. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. Under the terms of the Administration and Accounting Services Agreement between the Trust and Integrated Fund Services, Inc., (Integrated) supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meeting of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

TRANSFER AGENCY AGREEMENT. Under the terms of the Transfer Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund will pay Integrated a monthly fee. Integrated has agreed to waive all fees under the agreement for an indefinite period of time. In addition, each Fund pays Integrated out-of-pocket expenses incurred in the performance of its services under this agreement.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust, receives an aggregate of $10,000 annually, plus $1,500 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust. For the six months ended June 30, 2002, the Trust incurred $23,051 in Trustee fees which was prorated to each fund.

PRIOR SERVICE AGREEMENTS. Prior to March 17, 2002, Investors Bank & Trust Company (IBT) provided fund accounting services and administrative services for the Funds. The Funds' custody fees presented on the Statements of Operations include expenses for administration and accounting and pricing services provided for the Funds by IBT. The fee is a unified fee and therefore, each expense cannot be broken out separately.

4.   Expense Reimbursements

The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the "Expense Cap"). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and the amounts reimbursed by the Advisor to each Fund for the six months ended June 30, 2002:

                  Touchstone    Touchstone   Touchstone  Touchstone  Touchstone
                 International   Emerging     Small Cap   Growth/     Large Cap
                 Equity Fund    Growth Fund  Value Fund  Value Fund  Growth Fund
Voluntary
expense limit        1.25%         1.15%       1.00%       1.10%        0.95%
Sponsor
fees waived        $ 15,454      $ 32,603     $ 10,307    $  5,535    $  8,621
Amount of
reimbursement      $107,811      $ 2,918      $ 38,699    $ 42,166    $ 44,082
--------------------------------------------------------------------------------

                 Touchstone     Touchstone   Touchstone  Touchstone  Touchstone
                  Enhanced 30   Value Plus    Growth &    Balanced   High Yield
                     Fund          Fund     Income Fund     Fund        Fund
Voluntary
expense limit        0.75%         1.15%       0.85%       0.90%        0.80%
Sponsor
fees waived        $ 10,653      $  6,994     $ 33,528    $ 27,159    $ 21,784
Amount of
reimbursement      $ 44,032      $ 30,390     $ 64,819    $ 48,467    $ 27,828
--------------------------------------------------------------------------------

                   Touchstone    Touchstone      Touchstone
                      Bond         Standby      Money Market
                      Fund       Income Fund        Fund
Voluntary
expense limit         0.75%         0.50%           0.60%
Sponsor
fees waived        $ 35,132       $ 21,063        $  9,627
Amount of
reimbursement      $ 19,811       $ 25,417        $ 36,980
--------------------------------------------------------------------------------

5.   Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2002 were as follows:

                                 Touchstone        Touchstone        Touchstone        Touchstone        Touchstone
                               International        Emerging         Small Cap          Growth/          Large Cap
                                Equity Fund       Growth Fund        Value Fund        Value Fund       Growth Fund

Cost of Purchases               $ 21,159,480      $ 10,435,217      $ 12,878,411      $  2,040,844      $  3,361,254
Proceeds from sales             $ 21,674,678      $ 13,285,447      $ 12,445,856      $    976,908      $  3,279,184
--------------------------------------------------------------------------------------------------------------------

                                 Touchstone        Touchstone        Touchstone        Touchstone        Touchstone
                                  Enhanced         Value Plus         Growth &          Balanced         High Yield
                                  30 Fund             Fund          Income Fund           Fund              Fund

Cost of Purchases               $  1,448,331      $  2,904,247      $  9,726,928      $  8,915,959      $ 14,620,430
Proceeds from sales             $  1,473,240      $  2,227,257      $ 10,493,427      $ 10,025,608      $  5,965,584
--------------------------------------------------------------------------------------------------------------------

                                 Touchstone        Touchstone        Touchstone
                                    Bond            Standby         Money Market
                                    Fund          Income Fund           Fund

Cost of Purchases               $  6,469,633      $  1,711,348                --
Proceeds from sales             $  6,813,726      $  1,860,264                --
--------------------------------------------------------------------------------

Purchases and sales of U.S. government obligations (excluding short-term investments) for the six months ended June 30, 2002 were as follows:

                                 Touchstone
                                  Standby          Touchstone        Touchstone
                                   Income           Balanced            Bond
                                    Fund              Fund              Fund

Cost of Purchases               $    877,683      $  3,610,294      $ 12,750,754
Proceeds from sales             $    304,803      $  2,334,390      $ 11,047,681
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.   Restricted Securities

Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value.

As of June 30, 2002, the Touchstone International Equity Fund held a restricted security valued at $111,213, representing 0.77% of net assets. Acquisition date and cost are as follows:

                                                   Acquisition Date      Cost

Samsung Electronics, 144A                              7/11/01        $   85,695

As of June 30, 2002, the Touchstone High Yield Fund held restricted securities valued at $5,864,814, representing 22.32% of net assets. Acquisition date and cost of each are as follows:

                                                   Acquisition Date      Cost

Alltrista, 144A                                        04/10/02       $   98,436
Block Communications, 144A                             04/11/02          100,000
BRL Universal Equipment, 144A                          10/16/02          251,198
Burns Philip Capital, 144A                             06/14/02          750,000
Circus & Eldor/Silver Leg, 144A                        02/22/02          398,445
Coinmach Corp., 144A                                   01/17/02          100,000
Corus Entertainment, Inc., 144A                        02/28/02          396,744
Equistar Chemical Funding, 144A                        08/16/01          350,000
Grant Prideco, 144A                                    11/06/01           72,750
Ingles Markets, 144A                                   12/04/01           99,186
Magellan Health Services, 144A                         05/23/01          595,000
Qwest Communications, 144A                             05/07/02          567,000
Tech Olympic USA, 144A                                 06/14/02          750,000
Tesoro Petroleum, 144A                                 04/03/02          300,000
Tiete Certificates Grantor Trust, 144A                 05/15/01          200,000
Transcont Gas Pipe, 144A                               06/28/02        1,170,900
--------------------------------------------------------------------------------
Total                                                                 $6,199,659

As of June 30, 2002, the Touchstone Bond Fund held a restricted security valued at $423,109 representing 1.15% of net assets. Acquisition date and cost are as follows:

                                                   Acquisition Date      Cost

Oncor Electric Delivery, 144A                          05/01/02       $  413,897

As of June 30, 2002, the Touchstone Standby Income Fund held restricted securities valued at $1,499,076 representing 7.61% of net assets. Acquisition dates and cost of each are as follows:

                                                   Acquisition Date      Cost

General Mills, 144A                                    06/19/02       $  649,030
Kinder Morgan Energy, 144A 05/30/02                     499,008
Public Service Enterprise Group, 144A                  06/12/02          349,285
--------------------------------------------------------------------------------
Total                                                  $1,497,323

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS continued

7.   Federal Tax Information

At June 30, 2002 the following Funds had available, for Federal income tax purposes, unused capital losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until expiration.

                                                                      Expiration
                                                   Amounts               Date

International Equity Fund                         $7,461,637          12/31/2009
Small Cap Value Fund                                 611,199          12/31/2009
Growth/Value Fund                                    234,260          12/31/2009
Large Cap Growth Fund                                652,868          12/31/2009
Enhanced 30 Fund                                     210,997          12/31/2007
                                                     117,855          12/31/2008
                                                     223,117          12/31/2009
High Yield Fund                                      357,539          12/31/2007
                                                   1,305,003          12/31/2008
                                                       1,220          12/31/2009
Bond Fund                                          1,030,887          12/31/2008
Standby Income Fund                                  104,320          12/31/2007
                                                      58,431          12/31/2008
                                                     104,616          12/31/2009

From November 1, 2001 to December 31, 2001, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2002:

                                                    Amount

International Equity Fund                         $1,913,606
Small Cap Value Fund                                  81,042
Growth/Value Fund                                    241,556
Large Cap Growth Fund                                257,043
Growth & Income Fund                                  51,398
Balanced Fund                                         15,566
Standby Income Fund                                   14,924
Money Market Fund                                         22

As of June 30, 2002 the components of distributable earnings on a tax basis were as follows:

                               Touchstone       Touchstone      Touchstone       Touchstone       Touchstone
                             International       Emerging       Small Cap         Growth/         Large Cap
                              Equity Fund      Growth Fund      Value Fund       Value Fund      Growth Fund

Accumulated Ordinary
  Income (loss)               $   (751,439)    $  1,329,386    $   (304,562)    $   (159,944)    $   (774,761)
Undistributed Long-
  Term Gain (Loss)              (9,984,528)       1,305,128      (3,187,668)        (496,400)      (1,108,694)
Unrealized Appreciation
  (Depreciation)                (1,413,030)       2,835,858        (951,780)      (1,856,878)      (1,275,608)
--------------------------------------------------------------------------------------------------------------
Total                         $(12,148,997)    $  5,470,372    $ (4,444,010)    $ (2,513,222)    $ (3,159,063)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Touchstone       Touchstone      Touchstone       Touchstone       Touchstone
                                Enhanced        Value Plus       Growth &         Balanced        High Yield
                                30 Fund            Fund        Income Fund          Fund             Fund

Accumulated Ordinary
  Income (Loss)               $   (149,824)    $   (118,419)   $  1,987,947     $    433,960     $    971,262
Undistributed Long-
  Term Gain (Loss)                (533,457)        (121,896)      1,095,917          259,551       (2,169,000)
Unrealized Appreciation
  (Depreciation)                (1,754,505)        (772,583)       (290,322)      (1,295,384)      (3,719,593)
--------------------------------------------------------------------------------------------------------------
Total                         $ (2,437,786)    $ (1,012,898)   $  2,793,542     $   (601,873)    $ (4,917,331)
--------------------------------------------------------------------------------------------------------------

                               Touchstone       Touchstone      Touchstone
                                  Bond           Standby       Money Market
                                  Fund         Income Fund         Fund

Undistributed
  Ordinary Income             $  2,888,413     $     49,630    $       (189)
Undistributed Long-
  Term Gain (Loss)                (976,048)        (611,477)             --
Unrealized Appreciation
  (Depreciation)                   266,475           74,282             (22)
----------------------------------------------------------------------------
Total                         $  2,178,840     $   (487,565)   $       (211)
----------------------------------------------------------------------------

The tax character of distributions made during the periods ended June 30, 2002 and December 31, 2001 was equal to the distributions shown in the Statements of Changes in Net Assets.

8.   Results of Special Meeting of Shareholders

On April 25, 2002, a Special Meeting of the Shareholders of the Touchstone International Equity Fund and the Touchstone Small Cap Value Fund was held (1) to approve or disapprove the selection or change of investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, (2) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to dollar-weighted voting, (3) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to future amendments, (4) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to redemption, (5) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to reorganization, (6) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to investment in other investment companies, (7) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to other changes, (8) to approve or disapprove a new sub-advisory agreement for the Touchstone International Equity Fund between Touchstone Advisors, Inc. and the Bank of Ireland Asset Management (U.S.) Limited and to approve or disapprove a new sub-advisory agreement for the Touchstone Small Cap Value Fund between Touchstone Advisors, Inc. and Ark Asset Management Co., Inc., (9) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to borrowing money, (10) to approve or disapprove to change the fundamental investment restrictions of the Trust with respect to underwriting securities,
(11) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to loans, (12) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to real estate, (13) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust regarding oil, gas or mineral leases, (14) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to commodities, (15) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to concentration of investments, (16) to approve or disapprove to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS continued

change certain fundamental investment restrictions of the Trust with respect to issuing senior securities, (17) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust regarding amounts invested in one issuer. The total number of shares of the Touchstone International Equity Fund and the Touchstone Small Cap Value Fund present by proxy represented
99.721% and 99.452%, respectively, of the shares entitled to vote at the meeting. Each of the proposals submitted to shareholders for both Funds were approved.

Number of Shares

                 Touchstone    Touchstone    Touchstone    Touchstone    Touchstone    Touchstone
               International   Small Cap   International   Small Cap   International   Small Cap
                   Equity        Value         Equity        Value         Equity        Value
                    Fund          Fund          Fund          Fund          Fund          Fund
                    FOR           FOR         AGAINST       AGAINST       ABSTAIN       ABSTAIN

Proposal (1)      1,977,575     1,344,223        89,352        56,590        62,363       232,648
Proposal (2)      1,983,497     1,400,655        55,457           158        90,337       232,648
Proposal (3)      1,970,766     1,344,223        78,034        56,590        80,490       232,648
Proposal (4)      2,007,155     1,344,223        31,799        56,590        90,337       232,648
Proposal (5)      1,972,311     1,400,655        78,034           158        78,945       232,648
Proposal (6)      1,972,311     1,344,223        31,799        56,590       125,181       232,648
Proposal (7)      1,923,500     1,344,223       110,242        56,590        95,549       232,648
Proposal (8)      2,042,566     1,341,097        15,894        56,432        70,830       235,933
Proposal (9)      2,007,928     1,341,097        42,418             0        78,945       292,364
Proposal (10)     2,024,955     1,341,097        25,390             0        78,945       292,364
Proposal (11)     2,006,668     1,340,939        43,677             0        78,945       292,523
Proposal (12)     2,036,872     1,340,939        25,390             0        67,029       292,523
Proposal (13)     2,012,531     1,341,097        47,189             0        69,571       292,364
Proposal (14)     2,036,981     1,341,097        22,739             0        69,571       292,364
Proposal (15)     2,000,615     1,340,939        47,189             0        81,487       292,523
Proposal (16)     2,036,872     1,341,097        24,133             0        68,286       292,364
Proposal (17)     2,017,290     1,340,939        33,056           158        78,945       292,364

On April 25, 2002, a Special Meeting of Shareholders of the Touchstone Growth and Income Fund was held to approve or disapprove a new sub-advisory agreement between Touchstone Advisors, Inc. and Zurich Scudder Investments, Inc. with respect to the Fund. The total number of shares of the Fund present by proxy represented 99.976% of the shares entitled to vote at the meeting. The proposal submitted to shareholders was approved with 2,861,462 shares voting in favor, 290,324 shares voting against, and 208,473 shares abstaining.

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194  Broker-Dealers
800.285.2858  Financial Institutions

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